Quarterly Holdings Report
for

Fidelity ZERO℠ Extended Market Index Fund

January 31, 2020

EMT-QTLY-0320
1.9891460.101

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.6%
ATN International, Inc.	1,349	$78,067
Bandwidth, Inc. (a)	752	53,362
Cincinnati Bell, Inc. (a)(b)	6,191	84,879
Cogent Communications Group, Inc.	5,264	373,376
Consolidated Communications Holdings, Inc.	8,567	41,379
Frontier Communications Corp. (a)(b)	9,918	5,472
GCI Liberty, Inc. (a)	12,430	909,627
Globalstar, Inc. (a)(b)	84,351	40,151
Intelsat SA (a)(b)	8,492	28,958
Iridium Communications, Inc. (a)(b)	12,298	314,214
ORBCOMM, Inc. (a)	10,314	37,027
Pareteum Corp. (a)(b)	5,497	3,661
PDVWireless, Inc. (a)(b)	1,141	53,011
Vonage Holdings Corp. (a)	27,592	244,741
Zayo Group Holdings, Inc. (a)	25,222	876,465
		3,144,390
Entertainment - 0.8%
AMC Entertainment Holdings, Inc. Class A (b)	6,713	43,769
Cinemark Holdings, Inc.	13,318	419,650
Gaia, Inc. Class A (a)(b)	1,883	15,930
Glu Mobile, Inc. (a)	13,526	79,803
Lions Gate Entertainment Corp.:
Class A (a)(b)	8,889	88,268
Class B (a)	11,358	105,970
Live Nation Entertainment, Inc. (a)	17,682	1,205,205
Marcus Corp.	2,566	74,799
Roku, Inc. Class A (a)(b)	6,780	820,041
Sciplay Corp. (A Shares)	2,777	29,436
The Madison Square Garden Co. (a)	2,208	653,988
World Wrestling Entertainment, Inc. Class A (b)	5,476	267,667
Zynga, Inc. (a)	105,269	633,719
		4,438,245
Interactive Media & Services - 0.8%
ANGI Homeservices, Inc. Class A (a)(b)	6,565	52,717
Care.com, Inc. (a)(b)	3,095	46,332
CarGurus, Inc. Class A (a)(b)	4,194	149,516
Cars.com, Inc. (a)	8,100	94,527
Eventbrite, Inc. (a)	1,373	29,039
Liberty TripAdvisor Holdings, Inc. (a)	9,163	53,970
Match Group, Inc. (a)(b)	6,529	510,698
MeetMe, Inc. (a)	8,568	45,667
Pinterest, Inc. Class A (b)	10,883	239,752
QuinStreet, Inc. (a)	4,659	60,357
Snap, Inc. Class A (a)	90,420	1,661,920
TripAdvisor, Inc.	12,997	355,078
TrueCar, Inc. (a)	10,673	39,490
Yelp, Inc. (a)	9,598	312,895
Zillow Group, Inc.:
Class A (a)(b)	6,827	315,407
Class C (a)(b)	14,055	649,482
		4,616,847
Media - 1.6%
Altice U.S.A., Inc. Class A (a)	15,276	417,951
AMC Networks, Inc. Class A (a)	5,660	207,099
Cable One, Inc.	627	1,068,427
Cardlytics, Inc. (a)	1,180	99,026
comScore, Inc. (a)	6,176	24,395
DISH Network Corp. Class A (a)	32,348	1,189,112
E.W. Scripps Co. Class A	6,943	84,288
Emerald Expositions Events, Inc.	3,033	31,634
Entercom Communications Corp. Class A	14,565	57,823
Entravision Communication Corp. Class A	8,629	19,156
Fluent, Inc. (a)	4,348	11,783
Gray Television, Inc. (a)	9,672	196,148
John Wiley & Sons, Inc. Class A	5,687	248,067
Liberty Latin America Ltd.:
Class A (a)	4,608	76,861
Class C (a)	15,860	267,241
Loral Space & Communications Ltd. (a)	1,573	50,603
Meredith Corp.	5,034	151,272
MSG Network, Inc. Class A (a)(b)	7,803	118,684
National CineMedia, Inc.	7,625	56,273
New Media Investment Group, Inc. (b)	13,509	82,540
News Corp.:
Class A	48,642	662,504
Class B	15,724	219,664
Nexstar Broadcasting Group, Inc. Class A	5,740	695,401
Scholastic Corp.	3,415	112,524
Sinclair Broadcast Group, Inc. Class A	9,141	273,499
Sirius XM Holdings, Inc.	161,407	1,141,147
TechTarget, Inc. (a)	2,770	70,330
Tegna, Inc.	27,134	458,565
The New York Times Co. Class A (b)	17,756	568,370
Tribune Publishing Co.	2,464	30,948
WideOpenWest, Inc. (a)	3,351	22,619
		8,713,954
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	5,211	58,572
Gogo, Inc. (a)(b)	6,829	35,921
NII Holdings, Inc. (a)(c)	10,174	22,078
Shenandoah Telecommunications Co.	5,853	236,169
Spok Holdings, Inc.	2,379	25,265
Telephone & Data Systems, Inc.	11,635	263,882
U.S. Cellular Corp. (a)	1,805	57,796
		699,683

TOTAL COMMUNICATION SERVICES		21,613,119

CONSUMER DISCRETIONARY - 12.6%
Auto Components - 1.0%
Adient PLC (a)	11,023	283,401
American Axle & Manufacturing Holdings, Inc. (a)	13,952	128,916
Autoliv, Inc.	10,959	839,788
Cooper Tire & Rubber Co.	6,226	164,927
Cooper-Standard Holding, Inc. (a)	2,015	53,438
Dana, Inc.	18,377	283,190
Delphi Technologies PLC (a)	11,066	169,752
Dorman Products, Inc. (a)	3,662	255,608
Fox Factory Holding Corp. (a)	4,779	314,554
Garrett Motion, Inc. (a)	9,097	76,597
Gentex Corp.	32,843	977,736
Gentherm, Inc. (a)	4,336	199,933
LCI Industries	3,194	344,856
Modine Manufacturing Co. (a)	6,465	45,449
Motorcar Parts of America, Inc. (a)(b)	2,370	47,068
Standard Motor Products, Inc.	2,516	122,227
Stoneridge, Inc. (a)	3,508	97,733
Superior Industries International, Inc.	3,087	9,878
Tenneco, Inc. (b)	6,206	58,771
The Goodyear Tire & Rubber Co.	29,579	388,372
Veoneer, Inc. (a)(b)	10,960	142,809
Visteon Corp. (a)(b)	3,664	292,424
		5,297,427
Automobiles - 0.3%
Harley-Davidson, Inc. (b)	20,180	674,012
Thor Industries, Inc. (b)	6,322	509,047
Winnebago Industries, Inc.	3,890	213,016
		1,396,075
Distributors - 0.5%
Core-Mark Holding Co., Inc.	5,807	136,116
Funko, Inc. (a)(b)	1,349	20,275
LKQ Corp. (a)	39,854	1,302,628
Pool Corp.	5,083	1,114,702
		2,573,721
Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (a)	7,255	250,370
American Public Education, Inc. (a)	1,876	44,705
Bright Horizons Family Solutions, Inc. (a)	7,387	1,209,474
Career Education Corp. (a)	8,927	158,722
Carriage Services, Inc.	1,857	43,955
Chegg, Inc. (a)(b)	13,142	541,845
Frontdoor, Inc. (a)	8,466	360,482
Graham Holdings Co.	553	303,719
Grand Canyon Education, Inc. (a)	6,036	472,498
H&R Block, Inc.	25,138	583,202
Houghton Mifflin Harcourt Co. (a)	12,573	69,403
K12, Inc. (a)	4,622	74,599
Laureate Education, Inc. Class A (a)	8,394	174,931
Regis Corp. (a)	4,092	63,508
Service Corp. International	22,865	1,096,377
ServiceMaster Global Holdings, Inc. (a)	17,019	613,535
Strategic Education, Inc.	2,734	443,701
Weight Watchers International, Inc. (a)(b)	4,844	159,755
Zovio, Inc. (a)	2,539	4,037
		6,668,818
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	31,440	1,387,762
BFC Financial Corp. Class A	7,612	29,535
BJ's Restaurants, Inc.	2,460	97,859
Bloomin' Brands, Inc.	11,654	242,054
Boyd Gaming Corp.	10,291	307,186
Brinker International, Inc.	4,812	205,424
Caesars Entertainment Corp. (a)	73,677	1,007,165
Carrols Restaurant Group, Inc. (a)(b)	4,789	21,742
Choice Hotels International, Inc.	4,341	434,968
Churchill Downs, Inc.	4,492	648,555
Chuy's Holdings, Inc. (a)	2,221	54,526
Cracker Barrel Old Country Store, Inc.	3,070	469,495
Dave & Buster's Entertainment, Inc.	4,846	213,999
Del Taco Restaurants, Inc. (a)	4,649	35,053
Denny's Corp. (a)	7,701	157,639
Dine Brands Global, Inc.	2,170	184,993
Drive Shack, Inc. (a)(b)	7,019	26,532
Dunkin' Brands Group, Inc.	10,428	814,323
El Pollo Loco Holdings, Inc. (a)	2,658	36,627
Eldorado Resorts, Inc. (a)	8,231	492,049
Everi Holdings, Inc. (a)	10,027	125,338
Extended Stay America, Inc. unit	22,673	292,935
Fiesta Restaurant Group, Inc. (a)	2,785	27,655
Golden Entertainment, Inc. (a)	2,342	40,189
Habit Restaurants, Inc. Class A (a)	2,452	34,107
Hilton Grand Vacations, Inc. (a)	12,102	386,175
Hyatt Hotels Corp. Class A	5,269	445,441
Jack in the Box, Inc.	2,953	241,408
Lindblad Expeditions Holdings (a)	3,304	54,483
Marriott Vacations Worldwide Corp.	4,963	596,751
Monarch Casino & Resort, Inc. (a)	1,557	83,580
Noodles & Co. (a)	4,802	34,286
Papa John's International, Inc.	2,819	182,615
Penn National Gaming, Inc. (a)	13,724	409,387
Planet Fitness, Inc. (a)	10,830	874,956
Playa Hotels & Resorts NV (a)	6,970	48,929
PlayAGS, Inc. (a)	2,723	27,992
Potbelly Corp. (a)	3,682	15,869
Red Robin Gourmet Burgers, Inc. (a)(b)	1,613	53,019
Red Rock Resorts, Inc.	8,750	214,463
Ruth's Hospitality Group, Inc.	3,494	71,627
Scientific Games Corp. Class A (a)	6,839	169,881
SeaWorld Entertainment, Inc. (a)	8,456	291,394
Shake Shack, Inc. Class A (a)	3,321	224,001
Six Flags Entertainment Corp.	9,107	347,250
Texas Roadhouse, Inc. Class A	8,348	521,750
The Cheesecake Factory, Inc. (b)	5,234	200,986
Vail Resorts, Inc.	5,126	1,202,098
Wendy's Co.	23,430	507,728
Wingstop, Inc.	3,719	345,012
Wyndham Destinations, Inc.	12,069	585,709
Wyndham Hotels & Resorts, Inc.	12,346	705,821
		16,230,321
Household Durables - 1.9%
Beazer Homes U.S.A., Inc. (a)	4,130	56,788
Cavco Industries, Inc. (a)	1,092	244,630
Century Communities, Inc. (a)	3,567	105,833
Ethan Allen Interiors, Inc.	3,074	49,645
Garmin Ltd.	15,204	1,474,028
GoPro, Inc. Class A (a)(b)	14,204	55,964
Helen of Troy Ltd. (a)	3,321	627,835
Hooker Furniture Corp.	1,508	37,157
Hovnanian Enterprises, Inc. Class A (a)	631	16,128
Installed Building Products, Inc. (a)	2,765	204,969
iRobot Corp. (a)(b)	3,571	168,016
KB Home	10,916	409,896
La-Z-Boy, Inc.	5,941	182,032
Leggett & Platt, Inc.	16,462	783,427
LGI Homes, Inc. (a)	2,339	186,512
Libbey, Inc. (a)(b)	2,089	2,778
Lovesac (a)(b)	587	6,662
M.D.C. Holdings, Inc.	6,184	260,594
M/I Homes, Inc. (a)	3,616	160,514
Meritage Homes Corp. (a)	4,767	338,266
Mohawk Industries, Inc. (a)	7,905	1,040,930
PulteGroup, Inc.	32,215	1,438,400
Skyline Champion Corp. (a)	4,793	137,799
Taylor Morrison Home Corp. (a)	15,074	390,115
Tempur Sealy International, Inc. (a)	5,693	521,593
Toll Brothers, Inc.	17,101	758,600
TopBuild Corp. (a)	4,420	506,134
TRI Pointe Homes, Inc. (a)	17,441	283,591
Tupperware Brands Corp.	6,220	38,937
Turtle Beach Corp. (a)(b)	656	5,287
Universal Electronics, Inc. (a)	1,743	86,331
Vuzix Corp. (a)(b)	2,033	3,720
William Lyon Homes, Inc. (a)	4,113	95,380
Zagg, Inc. (a)(b)	3,492	26,400
		10,704,891
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	3,093	46,983
Blue Apron Holdings, Inc. Class A (a)(b)	388	1,498
Duluth Holdings, Inc. (a)(b)	1,332	11,255
Etsy, Inc. (a)	14,884	726,488
Groupon, Inc. (a)	50,913	146,629
GrubHub, Inc. (a)(b)	11,417	618,231
Lands' End, Inc. (a)(b)	2,047	23,848
Overstock.com, Inc. (a)(b)	3,149	25,570
PetMed Express, Inc.	2,561	64,563
Quotient Technology, Inc. (a)	10,225	102,966
Shutterstock, Inc. (a)	2,288	99,139
Stamps.com, Inc. (a)	2,142	159,558
Stitch Fix, Inc. (a)(b)	2,788	63,845
The Rubicon Project, Inc. (a)	5,582	52,248
Wayfair LLC Class A (a)(b)	7,874	737,794
		2,880,615
Leisure Products - 0.5%
Acushnet Holdings Corp.	4,286	132,737
American Outdoor Brands Corp. (a)	6,742	63,510
Brunswick Corp.	10,384	652,634
Callaway Golf Co.	11,124	238,276
Clarus Corp.	2,658	35,125
Johnson Outdoors, Inc. Class A	721	56,671
Malibu Boats, Inc. Class A (a)	2,599	113,810
Mattel, Inc. (a)(b)	43,513	636,595
MCBC Holdings, Inc. (a)	2,256	39,638
Nautilus, Inc. (a)	3,839	12,208
Polaris, Inc.	7,316	671,901
Sturm, Ruger & Co., Inc.	2,305	114,144
Vista Outdoor, Inc. (a)	7,101	52,760
YETI Holdings, Inc. (a)(b)	3,018	109,734
		2,929,743
Multiline Retail - 0.3%
Big Lots, Inc.	5,148	139,305
Dillard's, Inc. Class A (b)	2,272	137,956
JC Penney Corp., Inc. (a)(b)	39,998	29,799
Macy's, Inc. (b)	38,768	618,350
Nordstrom, Inc. (b)	14,339	528,536
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	6,521	345,874
		1,799,820
Specialty Retail - 2.0%
Aaron's, Inc. Class A	8,567	508,537
Abercrombie & Fitch Co. Class A	8,265	135,215
America's Car Mart, Inc. (a)	817	89,690
American Eagle Outfitters, Inc.	21,362	307,613
Asbury Automotive Group, Inc. (a)	2,486	239,775
Ascena Retail Group, Inc. (a)	842	3,705
At Home Group, Inc. (a)(b)	3,440	19,470
AutoNation, Inc. (a)	7,213	306,120
Barnes & Noble Education, Inc. (a)	4,740	16,306
Bed Bath & Beyond, Inc. (b)	17,229	245,513
Boot Barn Holdings, Inc. (a)	3,574	150,001
Caleres, Inc.	5,282	92,699
Camping World Holdings, Inc. (b)	4,047	63,012
Carvana Co. Class A (a)(b)	4,138	327,937
Chico's FAS, Inc.	15,846	61,641
Citi Trends, Inc.	1,439	33,514
Conn's, Inc. (a)(b)	2,852	24,984
Dick's Sporting Goods, Inc.	9,005	398,291
DSW, Inc. Class A (b)	8,643	123,076
Express, Inc. (a)	8,597	34,474
Five Below, Inc. (a)	7,010	793,672
Floor & Decor Holdings, Inc. Class A (a)	7,372	363,513
Foot Locker, Inc.	14,214	539,706
GameStop Corp. Class A (b)	11,834	45,443
Gap, Inc.	26,934	468,921
Genesco, Inc. (a)	2,576	101,288
GNC Holdings, Inc. Class A (a)(b)	9,897	21,180
Group 1 Automotive, Inc.	2,314	233,182
Guess?, Inc.	7,082	150,776
Haverty Furniture Companies, Inc.	2,311	46,520
Hibbett Sports, Inc. (a)(b)	2,247	55,681
J.Jill, Inc. (b)	1,281	1,524
Kirkland's, Inc. (a)(b)	1,345	1,547
L Brands, Inc.	28,742	665,665
Lithia Motors, Inc. Class A (sub. vtg.)	2,860	387,930
Lumber Liquidators Holdings, Inc. (a)(b)	3,454	26,285
MarineMax, Inc. (a)	2,876	57,319
Michaels Companies, Inc. (a)	10,537	51,947
Monro, Inc.	4,186	262,462
Murphy U.S.A., Inc. (a)	3,639	371,797
National Vision Holdings, Inc.(a)	8,013	273,404
Office Depot, Inc.	68,988	153,153
Party City Holdco, Inc. (a)(b)	6,478	18,657
Penske Automotive Group, Inc.	4,563	214,324
Rent-A-Center, Inc.	5,588	162,778
RH (a)	2,398	500,583
Sally Beauty Holdings, Inc. (a)(b)	14,715	225,875
Shoe Carnival, Inc. (b)	1,161	41,633
Signet Jewelers Ltd.	6,476	157,432
Sleep Number Corp. (a)	4,103	211,674
Sonic Automotive, Inc. Class A (sub. vtg.)	2,987	94,479
Sportsman's Warehouse Holdings, Inc. (a)	4,789	31,033
Tailored Brands, Inc. (b)	6,237	24,823
The Buckle, Inc.	3,523	85,996
The Cato Corp. Class A (sub. vtg.)	2,794	44,816
The Children's Place Retail Stores, Inc. (b)	2,053	122,503
The Container Store Group, Inc. (a)	1,463	5,911
Tile Shop Holdings, Inc.	202	374
Tilly's, Inc.	2,566	21,811
Urban Outfitters, Inc. (a)	9,579	245,222
Williams-Sonoma, Inc.	9,995	700,450
Zumiez, Inc. (a)	2,311	72,034
		11,236,896
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (a)	19,059	571,008
Carter's, Inc.	5,687	603,220
Columbia Sportswear Co.	3,761	353,233
Crocs, Inc. (a)	9,245	350,478
Deckers Outdoor Corp. (a)	3,545	676,776
Fossil Group, Inc. (a)	5,751	38,704
G-III Apparel Group Ltd. (a)	5,253	142,934
Hanesbrands, Inc.	45,741	629,396
Levi Strauss & Co. Class A (b)	5,256	103,228
Movado Group, Inc.	2,061	35,490
Oxford Industries, Inc.	2,146	148,932
PVH Corp.	9,527	830,469
Ralph Lauren Corp.	6,584	747,284
Rocky Brands, Inc.	937	25,430
Samsonite International SA	180,000	336,124
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	16,865	630,582
Steven Madden Ltd.	9,899	381,705
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	23,459	473,403
Class C (non-vtg.) (a)	24,563	441,151
Unifi, Inc. (a)	1,785	38,413
Vera Bradley, Inc. (a)	2,590	24,812
Wolverine World Wide, Inc.	11,434	360,971
		7,943,743

TOTAL CONSUMER DISCRETIONARY		69,662,070

CONSUMER STAPLES - 3.2%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	1,087	387,385
Brown-Forman Corp. Class B (non-vtg.)	20,958	1,417,599
Coca-Cola Bottling Co. Consolidated	593	160,590
Craft Brew Alliance, Inc. (a)	1,159	19,008
MGP Ingredients, Inc. (b)	1,532	52,180
National Beverage Corp. (b)	1,490	63,936
Primo Water Corp. (a)	4,171	62,857
		2,163,555
Food & Staples Retailing - 0.7%
Andersons, Inc.	3,249	73,492
BJ's Wholesale Club Holdings, Inc. (a)	8,564	175,733
Casey's General Stores, Inc.	4,625	743,978
Chefs' Warehouse Holdings (a)	2,840	103,376
Ingles Markets, Inc. Class A	1,728	72,040
Natural Grocers by Vitamin Cottage, Inc.	774	7,005
Performance Food Group Co. (a)	14,781	765,508
PriceSmart, Inc.	2,883	176,613
Rite Aid Corp. (a)(b)	6,935	82,873
SpartanNash Co.	4,467	54,408
Sprouts Farmers Market LLC (a)	16,371	255,879
U.S. Foods Holding Corp. (a)	27,403	1,100,779
United Natural Foods, Inc. (a)	6,322	45,518
Weis Markets, Inc.	2,069	75,912
		3,733,114
Food Products - 1.5%
B&G Foods, Inc. Class A (b)	8,175	131,291
Beyond Meat, Inc. (b)	1,298	143,325
Bunge Ltd.	17,744	930,318
Cal-Maine Foods, Inc.	3,745	133,659
Calavo Growers, Inc. (b)	2,009	153,909
Campbell Soup Co.	24,300	1,175,877
Darling International, Inc. (a)	20,583	558,417
Farmer Brothers Co. (a)	1,383	16,568
Flowers Foods, Inc.	23,214	499,797
Fresh Del Monte Produce, Inc.	3,794	119,056
Freshpet, Inc. (a)	3,241	203,794
Hostess Brands, Inc. Class A (a)	12,518	167,992
Ingredion, Inc.	8,979	790,152
J&J Snack Foods Corp.	1,914	317,418
John B. Sanfilippo & Son, Inc.	1,122	94,585
Lancaster Colony Corp.	2,457	379,975
Limoneira Co.	1,739	33,945
Pilgrim's Pride Corp. (a)	6,522	169,898
Post Holdings, Inc. (a)	8,151	852,350
Sanderson Farms, Inc.	2,543	350,146
Seaboard Corp.	35	134,946
The Hain Celestial Group, Inc. (a)	11,352	274,832
The Simply Good Foods Co. (a)	6,288	144,435
Tootsie Roll Industries, Inc. (b)	2,401	81,898
TreeHouse Foods, Inc. (a)	7,093	316,348
		8,174,931
Household Products - 0.2%
Central Garden & Pet Co. (a)	1,519	48,927
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,641	139,044
Energizer Holdings, Inc.	8,038	371,838
Spectrum Brands Holdings, Inc.	6,592	404,815
WD-40 Co.	1,727	322,638
		1,287,262
Personal Products - 0.3%
Coty, Inc. Class A	56,897	583,763
Edgewell Personal Care Co. (a)	6,795	175,447
elf Beauty, Inc. (a)	2,868	44,970
Herbalife Nutrition Ltd. (a)	12,937	502,602
Inter Parfums, Inc.	2,152	148,725
MediFast, Inc. (b)	1,462	141,273
Natural Health Trends Corp. (b)	652	2,347
Nu Skin Enterprises, Inc. Class A	6,963	226,924
USANA Health Sciences, Inc. (a)	1,639	101,126
		1,927,177
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	14,824	13,739
Pyxus International, Inc. (a)(b)	851	5,829
Turning Point Brands, Inc. (b)	1,065	24,325
Universal Corp.	3,122	165,934
Vector Group Ltd.	14,317	188,125
		397,952

TOTAL CONSUMER STAPLES		17,683,991

ENERGY - 1.9%
Energy Equipment & Services - 0.6%
Apergy Corp. (a)	9,775	252,782
Archrock, Inc.	16,726	139,662
Cactus, Inc.	4,654	134,128
Core Laboratories NV (b)	5,822	204,527
COVIA Corp. (a)	2,562	4,099
Diamond Offshore Drilling, Inc. (a)(b)	8,335	38,591
DMC Global, Inc. (b)	1,720	71,948
Dril-Quip, Inc. (a)	4,730	193,457
Exterran Corp. (a)	3,904	21,082
Forum Energy Technologies, Inc. (a)	10,349	10,970
Frank's International NV (a)	9,911	34,689
FTS International, Inc. (a)	3,026	1,852
Helix Energy Solutions Group, Inc. (a)	17,034	142,064
Helmerich & Payne, Inc.	13,682	554,805
ION Geophysical Corp. (a)	948	5,432
KLX Energy Services Holdings, Inc. (a)	2,310	9,332
Liberty Oilfield Services, Inc. Class A	4,941	41,900
Mammoth Energy Services, Inc. (b)	1,097	1,558
Matrix Service Co. (a)	3,646	73,358
Nabors Industries Ltd.	40,924	84,713
NCS Multistage Holdings, Inc. (a)	1,238	1,894
Newpark Resources, Inc. (a)	11,191	55,955
Nextier Oilfield Solutions, Inc. (a)	5,320	27,398
Nine Energy Service, Inc. (a)	955	4,622
Noble Corp. (a)(b)	28,637	23,133
Oceaneering International, Inc. (a)	12,097	150,124
Oil States International, Inc. (a)	7,471	80,537
Patterson-UTI Energy, Inc.	25,959	206,114
ProPetro Holding Corp. (a)	9,448	92,024
RPC, Inc. (b)	6,967	31,561
SEACOR Holdings, Inc. (a)	2,232	83,901
Select Energy Services, Inc. Class A (a)	7,051	49,075
Solaris Oilfield Infrastructure, Inc. Class A (b)	3,626	41,808
TETRA Technologies, Inc. (a)	15,514	23,736
Tidewater, Inc. (a)	4,219	64,044
Transocean Ltd. (United States) (a)	63,107	287,768
U.S. Silica Holdings, Inc.	9,614	49,416
Valaris PLC Class A (b)	13,331	68,121
		3,362,180
Oil, Gas & Consumable Fuels - 1.3%
Abraxas Petroleum Corp. (a)	15,463	3,541
Amplify Energy Corp. New (b)	2,608	14,057
Antero Resources Corp. (a)(b)	27,168	50,261
Arch Coal, Inc.	2,133	109,913
Bonanza Creek Energy, Inc. (a)	2,385	43,383
Brigham Minerals, Inc. Class A	3,366	57,256
California Resources Corp. (a)(b)	5,896	43,277
Callon Petroleum Co. (a)(b)	48,886	146,658
Centennial Resource Development, Inc. Class A (a)	24,482	79,811
Chesapeake Energy Corp. (a)(b)	115,564	59,146
Cimarex Energy Co.	12,220	536,336
Clean Energy Fuels Corp. (a)	15,998	36,795
CNX Resources Corp. (a)	25,252	182,572
CONSOL Energy, Inc. (a)	3,224	26,211
Contango Oil & Gas Co. (a)(b)	3,177	12,422
Continental Resources, Inc.	10,690	290,982
CVR Energy, Inc.	3,562	123,281
Delek U.S. Holdings, Inc. (b)	9,581	263,094
Denbury Resources, Inc. (a)(b)	58,787	57,905
Earthstone Energy, Inc. (a)(b)	2,681	13,405
EQT Corp.	32,590	197,170
Equitrans Midstream Corp.	25,455	246,150
Evolution Petroleum Corp.	4,117	20,750
Extraction Oil & Gas, Inc. (a)(b)	14,401	20,449
Green Plains, Inc.	4,643	57,898
Gulfport Energy Corp. (a)	19,513	30,245
Highpoint Resources, Inc. (a)(b)	13,829	16,042
International Seaways, Inc. (a)	3,564	79,335
Kosmos Energy Ltd.	30,138	154,005
Laredo Petroleum, Inc. (a)	17,432	29,983
Lilis Energy, Inc. (a)(b)	4,468	974
Lonestar Resources U.S., Inc. (a)	2,361	4,297
Magnolia Oil & Gas Corp. Class A (a)	10,755	113,143
Matador Resources Co. (a)(b)	13,057	191,546
Montage Resources Corp. (a)	527	1,924
Murphy Oil Corp.	20,017	419,556
Northern Oil & Gas, Inc. (a)	28,815	47,833
Oasis Petroleum, Inc. (a)	32,566	73,274
Overseas Shipholding Group, Inc. (a)	8,454	15,048
Par Pacific Holdings, Inc. (a)	3,775	75,953
Parsley Energy, Inc. Class A	36,671	610,205
PBF Energy, Inc. Class A	15,240	416,052
PDC Energy, Inc. (a)	13,586	293,322
Peabody Energy Corp.	8,891	60,103
Penn Virginia Corp. (a)	1,606	34,320
QEP Resources, Inc.	30,518	96,742
Range Resources Corp. (b)	25,223	75,669
Renewable Energy Group, Inc. (a)(b)	4,787	125,802
Rex American Resources Corp. (a)	763	57,492
Ring Energy, Inc. (a)(b)	7,446	16,083
SandRidge Energy, Inc. (a)	2,834	7,227
SM Energy Co.	13,057	119,863
Southwestern Energy Co. (a)(b)	73,587	115,532
Talos Energy, Inc. (a)	2,656	58,273
Teekay Corp.	8,830	31,435
Teekay Tankers Ltd. (a)	3,041	49,538
Tellurian, Inc. (a)(b)	12,038	84,507
Ultra Petroleum Corp. (a)(b)	17,637	1,764
Unit Corp. (a)	5,550	2,219
Uranium Energy Corp. (a)(b)	20,330	16,872
W&T Offshore, Inc. (a)	11,922	49,357
Whiting Petroleum Corp.(a)(b)	11,153	50,635
World Fuel Services Corp.	8,401	328,647
WPX Energy, Inc. (a)	49,501	591,537
		7,239,077

TOTAL ENERGY		10,601,257

FINANCIALS - 15.8%
Banks - 6.3%
1st Source Corp.	2,050	96,740
Allegiance Bancshares, Inc.	1,469	54,647
Amalgamated Bank	1,129	19,464
Ameris Bancorp	4,984	200,307
Associated Banc-Corp.	20,964	417,813
Atlantic Capital Bancshares, Inc. (a)	3,276	61,818
Banc of California, Inc.	5,232	83,503
BancFirst Corp.	2,115	122,247
Bancorp, Inc., Delaware (a)	6,942	82,124
BancorpSouth Bank	11,643	332,641
Bank of Hawaii Corp.	5,184	464,486
Bank of Marin Bancorp	1,530	67,412
Bank OZK	15,142	411,560
BankUnited, Inc.	12,840	423,720
Banner Corp.	4,318	222,593
Berkshire Hills Bancorp, Inc.	5,153	145,057
BOK Financial Corp.	3,982	314,180
Boston Private Financial Holdings, Inc.	10,273	117,112
Brookline Bancorp, Inc., Delaware	10,506	159,691
Bryn Mawr Bank Corp.	2,480	93,050
Byline Bancorp, Inc.	2,185	42,171
Cadence Bancorp Class A	15,669	244,906
Carolina Financial Corp.	2,784	106,766
Cathay General Bancorp	9,950	358,797
CBTX, Inc.	2,225	65,749
Centerstate Banks of Florida, Inc.	8,678	195,776
Central Pacific Financial Corp.	3,696	102,490
CIT Group, Inc.	13,433	614,022
City Holding Co.	2,105	159,306
Columbia Banking Systems, Inc.	9,080	351,396
Commerce Bancshares, Inc.	13,123	887,902
Community Bank System, Inc.	6,468	428,634
Community Trust Bancorp, Inc.	2,022	88,463
ConnectOne Bancorp, Inc.	4,348	102,656
Cullen/Frost Bankers, Inc.	8,124	724,336
Customers Bancorp, Inc. (a)	3,863	82,591
CVB Financial Corp.	13,041	270,862
Dime Community Bancshares, Inc.	3,756	72,904
Eagle Bancorp, Inc.	3,886	169,818
East West Bancorp, Inc.	18,276	837,772
Enterprise Financial Services Corp.	2,890	125,744
Equity Bancshares, Inc. (a)	1,888	50,712
FB Financial Corp.	2,069	73,760
Financial Institutions, Inc.	2,013	62,021
First Bancorp, North Carolina	3,779	134,079
First Bancorp, Puerto Rico	28,180	261,229
First Busey Corp.	5,392	137,496
First Citizens Bancshares, Inc.	1,127	593,726
First Commonwealth Financial Corp.	12,371	167,256
First Financial Bancorp, Ohio	12,289	295,428
First Financial Bankshares, Inc.	17,094	572,991
First Financial Corp., Indiana	1,369	57,128
First Foundation, Inc.	5,042	83,193
First Hawaiian, Inc.	11,338	329,482
First Horizon National Corp.	40,941	655,056
First Internet Bancorp	1,249	33,111
First Interstate Bancsystem, Inc.	4,087	157,350
First Merchants Corp.	6,192	246,132
First Midwest Bancorp, Inc., Delaware	13,155	262,311
First of Long Island Corp.	2,896	63,886
Flushing Financial Corp.	3,587	71,274
FNB Corp., Pennsylvania	40,600	473,802
Franklin Financial Network, Inc.	1,564	57,665
Fulton Financial Corp.	21,741	358,074
German American Bancorp, Inc.	2,604	89,031
Glacier Bancorp, Inc.	10,554	447,173
Great Southern Bancorp, Inc.	1,502	85,479
Great Western Bancorp, Inc.	7,230	213,647
Hancock Whitney Corp.	10,249	407,295
Hanmi Financial Corp.	4,351	73,184
Heartland Financial U.S.A., Inc.	3,604	176,272
Heritage Commerce Corp.	4,613	53,511
Heritage Financial Corp., Washington	4,218	108,740
Hilltop Holdings, Inc.	9,160	207,382
Home Bancshares, Inc.	19,833	379,207
Hope Bancorp, Inc.	15,267	212,288
Horizon Bancorp, Inc. Indiana	4,524	76,546
IBERIABANK Corp.	7,025	510,788
Independent Bank Corp.	3,198	68,373
Independent Bank Corp., Massachusetts	3,500	252,700
Independent Bank Group, Inc.	4,389	234,899
International Bancshares Corp.	6,786	267,368
Investors Bancorp, Inc.	29,706	358,997
Lakeland Bancorp, Inc.	5,911	95,995
Lakeland Financial Corp.	3,269	155,081
Live Oak Bancshares, Inc.	3,128	54,677
Mercantile Bank Corp.	2,095	68,653
Midland States Bancorp, Inc.	2,438	64,412
National Bank Holdings Corp.	3,168	103,277
NBT Bancorp, Inc.	5,494	207,618
OFG Bancorp	5,336	105,173
Old National Bancorp, Indiana	18,587	332,893
Old Second Bancorp, Inc.	3,392	41,671
Opus Bank	2,717	72,367
Origin Bancorp, Inc.	633	22,307
Pacific Premier Bancorp, Inc.	5,655	168,519
PacWest Bancorp	15,733	551,442
Park National Corp.	1,738	165,058
Peapack-Gladstone Financial Corp.	1,925	56,268
Peoples Bancorp, Inc.	2,215	72,076
Peoples United Financial, Inc.	47,691	735,395
Pinnacle Financial Partners, Inc.	9,222	544,651
Popular, Inc.	12,752	713,602
Preferred Bank, Los Angeles	1,792	107,717
Prosperity Bancshares, Inc.	8,434	592,067
QCR Holdings, Inc.	1,633	67,116
Renasant Corp.	5,988	191,197
S&T Bancorp, Inc.	4,846	182,161
Sandy Spring Bancorp, Inc.	4,396	152,981
Seacoast Banking Corp., Florida (a)	6,458	175,335
ServisFirst Bancshares, Inc.	5,748	211,239
Signature Bank	6,618	939,028
Simmons First National Corp. Class A	13,724	329,102
South State Corp.	4,497	340,018
Southside Bancshares, Inc.	4,086	143,337
Sterling Bancorp	28,103	562,060
Stock Yards Bancorp, Inc.	2,741	106,186
Synovus Financial Corp.	19,938	698,229
TCF Financial Corp.	8,919	377,095
Texas Capital Bancshares, Inc. (a)	6,412	352,404
Tompkins Financial Corp.	1,533	131,976
TowneBank	8,315	220,763
Trico Bancshares	3,531	128,528
TriState Capital Holdings, Inc. (a)	2,841	65,315
Triumph Bancorp, Inc. (a)	3,060	119,279
Trustmark Corp.	8,334	266,521
UMB Financial Corp.	5,646	375,233
Umpqua Holdings Corp.	28,116	475,160
Union Bankshares Corp.	7,360	247,958
United Bankshares, Inc., West Virginia	12,871	441,475
United Community Bank, Inc.	9,970	278,362
Univest Corp. of Pennsylvania	3,659	90,890
Valley National Bancorp	49,734	523,699
Veritex Holdings, Inc.	5,685	160,999
Washington Trust Bancorp, Inc.	1,863	88,176
Webster Financial Corp.	11,679	523,920
WesBanco, Inc.	8,188	271,187
Westamerica Bancorp.	3,362	213,016
Western Alliance Bancorp.	12,120	669,388
Wintrust Financial Corp.	7,252	458,907
		34,952,427
Capital Markets - 2.5%
Affiliated Managers Group, Inc.	6,504	519,344
Artisan Partners Asset Management, Inc.	6,363	212,524
Ashford, Inc. (a)	28	674
BGC Partners, Inc. Class A	34,256	197,657
Blucora, Inc. (a)	6,119	137,983
Cohen & Steers, Inc.	2,714	200,782
Cowen Group, Inc. Class A (a)(b)	3,237	52,019
Diamond Hill Investment Group, Inc.	410	57,716
Donnelley Financial Solutions, Inc. (a)	4,393	39,801
Eaton Vance Corp. (non-vtg.)	14,703	672,662
Evercore, Inc. Class A	5,041	386,241
FactSet Research Systems, Inc.	4,755	1,360,453
Federated Investors, Inc. Class B (non-vtg.)	12,051	436,608
Focus Financial Partners, Inc. Class A (a)	2,426	68,535
Gain Capital Holdings, Inc. (b)	1,866	7,296
Greenhill & Co., Inc.	2,055	32,181
Hamilton Lane, Inc. Class A	2,200	142,890
Houlihan Lokey	4,426	229,488
Interactive Brokers Group, Inc.	9,531	447,957
INTL FCStone, Inc. (a)	1,974	94,081
Invesco Ltd.	50,148	867,560
Janus Henderson Group PLC	20,670	522,331
Lazard Ltd. Class A	14,307	600,322
Legg Mason, Inc.	10,890	426,344
LPL Financial	10,744	989,845
MarketAxess Holdings, Inc.	4,756	1,684,480
Moelis & Co. Class A	5,715	205,740
Morningstar, Inc.	2,310	362,416
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,202	33,115
Piper Jaffray Companies	2,110	173,927
PJT Partners, Inc.	2,451	112,795
SEI Investments Co.	16,316	1,064,782
Stifel Financial Corp.	8,980	580,916
Tradeweb Markets, Inc. Class A	7,971	368,101
Victory Capital Holdings, Inc.	1,854	38,674
Virtu Financial, Inc. Class A	8,082	134,889
Virtus Investment Partners, Inc.	909	111,834
Waddell & Reed Financial, Inc. Class A (b)	9,542	152,481
Westwood Holdings Group, Inc.	995	27,940
WisdomTree Investments, Inc.	14,710	61,929
		13,817,313
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)	1,558	668,351
CURO Group Holdings Corp.	1,365	14,210
Elevate Credit, Inc. (a)	2,454	14,258
Encore Capital Group, Inc. (a)(b)	3,226	109,523
Enova International, Inc. (a)	4,398	110,214
EZCORP, Inc. (non-vtg.) Class A (a)	6,853	42,626
First Cash Financial Services, Inc.	5,464	475,204
Green Dot Corp. Class A (a)	5,900	177,472
LendingClub Corp. (a)	11,091	129,987
Navient Corp.	27,747	399,002
Nelnet, Inc. Class A	2,727	156,148
OneMain Holdings, Inc.	9,378	397,346
PRA Group, Inc. (a)	5,759	203,638
Regional Management Corp. (a)	1,127	31,049
Santander Consumer U.S.A. Holdings, Inc. (b)	14,274	379,974
SLM Corp.	54,206	591,930
World Acceptance Corp. (a)	725	62,691
		3,963,623
Diversified Financial Services - 0.6%
AXA Equitable Holdings, Inc.	24,979	599,996
Cannae Holdings, Inc. (a)	9,113	370,535
FGL Holdings Class A	22,113	213,390
Jefferies Financial Group, Inc.	35,397	765,991
On Deck Capital, Inc. (a)	6,082	24,815
Voya Financial, Inc.	18,818	1,123,999
		3,098,726
Insurance - 3.4%
AMBAC Financial Group, Inc. (a)	5,613	120,287
American Equity Investment Life Holding Co.	11,301	298,459
American Financial Group, Inc.	8,857	963,553
American National Insurance Co.	1,077	118,642
Amerisafe, Inc.	2,421	165,645
Argo Group International Holdings, Ltd.	4,242	278,275
Assurant, Inc.	6,504	849,162
Assured Guaranty Ltd.	12,780	585,835
Athene Holding Ltd. (a)	15,643	681,409
Axis Capital Holdings Ltd.	10,533	676,745
Brighthouse Financial, Inc. (a)	14,765	574,359
Brown & Brown, Inc.	29,532	1,325,987
CNO Financial Group, Inc.	20,057	352,803
eHealth, Inc. (a)	2,344	246,495
Employers Holdings, Inc.	4,173	177,978
Enstar Group Ltd. (a)	1,912	373,394
Erie Indemnity Co. Class A	2,509	417,749
FBL Financial Group, Inc. Class A	1,207	64,912
First American Financial Corp.	14,121	875,220
Genworth Financial, Inc. Class A	63,206	259,145
Goosehead Insurance (b)	1,192	62,199
Greenlight Capital Re, Ltd. (a)	3,329	30,993
Hanover Insurance Group, Inc.	5,295	733,781
HCI Group, Inc.	881	39,002
Health Insurance Innovations, Inc. (a)(b)	1,551	35,642
Heritage Insurance Holdings, Inc.	2,789	33,635
Horace Mann Educators Corp.	5,170	222,362
James River Group Holdings Ltd.	3,753	161,154
Kemper Corp.	7,634	568,122
Kinsale Capital Group, Inc.	2,444	279,154
Maiden Holdings Ltd. (a)	6,666	5,866
MBIA, Inc. (a)(b)	11,284	102,233
Mercury General Corp.	3,410	167,397
National General Holdings Corp.	8,220	178,949
National Western Life Group, Inc.	285	75,810
Old Republic International Corp.	35,918	809,951
Palomar Holdings, Inc.	2,853	152,493
Primerica, Inc.	5,338	632,873
ProAssurance Corp.	6,749	204,967
RenaissanceRe Holdings Ltd.	5,073	961,029
RLI Corp.	4,910	456,679
Safety Insurance Group, Inc.	1,817	167,309
Selective Insurance Group, Inc.	7,384	489,190
Stewart Information Services Corp.	3,024	126,252
Third Point Reinsurance Ltd. (a)	9,503	103,488
Trupanion, Inc. (a)(b)	3,182	101,569
United Fire Group, Inc.	2,700	119,502
United Insurance Holdings Corp.	2,561	25,969
Universal Insurance Holdings, Inc.	3,885	94,561
Unum Group	27,394	731,146
W.R. Berkley Corp.	18,231	1,340,525
White Mountains Insurance Group Ltd.	399	445,771
		19,065,627
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.	3,638	57,662
Anworth Mortgage Asset Corp.	11,544	41,328
Apollo Commercial Real Estate Finance, Inc.	14,104	257,821
Arbor Realty Trust, Inc.	6,434	95,030
Ares Commercial Real Estate Corp.	3,874	63,301
Arlington Asset Investment Corp.	3,478	19,755
Armour Residential REIT, Inc.	6,029	116,119
Blackstone Mortgage Trust, Inc.	15,157	578,997
Capstead Mortgage Corp.	11,056	90,880
Cherry Hill Mortgage Investment Corp.	2,135	32,794
Chimera Investment Corp.	23,469	497,543
Colony NorthStar Credit Real Estate, Inc.	10,479	130,464
Dynex Capital, Inc.	2,373	42,287
Exantas Capital Corp.	3,853	46,544
Granite Point Mortgage Trust, Inc.	5,414	99,022
Invesco Mortgage Capital, Inc.	14,022	245,245
KKR Real Estate Finance Trust, Inc.	3,501	73,696
Ladder Capital Corp. Class A	10,959	201,098
MFA Financial, Inc.	56,849	443,422
New Residential Investment Corp.	46,085	771,463
New York Mortgage Trust, Inc.	25,898	164,452
Orchid Island Capital, Inc.	6,150	37,146
PennyMac Mortgage Investment Trust	8,703	202,345
Redwood Trust, Inc.	11,745	207,064
Starwood Property Trust, Inc.	34,614	888,195
TPG RE Finance Trust, Inc.	5,357	109,658
Two Harbors Investment Corp.	31,301	477,653
Western Asset Mortgage Capital Corp.	6,472	68,668
		6,059,652
Thrifts & Mortgage Finance - 1.2%
Axos Financial, Inc. (a)	6,913	194,739
Capitol Federal Financial, Inc.	17,525	230,980
Columbia Financial, Inc. (a)	6,044	101,358
Essent Group Ltd.	12,390	614,668
Farmer Mac Class C (non-vtg.)	1,134	86,524
First Defiance Financial Corp.	4,899	143,982
Flagstar Bancorp, Inc.	4,548	160,272
HomeStreet, Inc.	3,395	109,013
Kearny Financial Corp.	11,810	145,854
LendingTree, Inc. (a)	941	292,839
Meridian Bancorp, Inc. Maryland	6,946	124,959
Meta Financial Group, Inc.	3,422	127,367
MGIC Investment Corp.	44,673	616,041
New York Community Bancorp, Inc.	61,510	680,301
NMI Holdings, Inc. (a)	8,423	268,862
Northfield Bancorp, Inc.	6,410	101,855
Northwest Bancshares, Inc.	12,729	200,164
OceanFirst Financial Corp.	6,241	145,166
Ocwen Financial Corp. (a)	13,884	17,077
Pennymac Financial Services, Inc.	7,524	253,709
Provident Financial Services, Inc.	7,996	182,389
Radian Group, Inc.	26,635	652,291
TFS Financial Corp.	6,668	136,227
Trustco Bank Corp., New York	11,761	93,265
Walker & Dunlop, Inc.	3,653	242,450
Washington Federal, Inc.	10,026	340,884
WMI Holdings Corp. (a)	3,346	41,423
WSFS Financial Corp.	3,925	156,568
		6,461,227

TOTAL FINANCIALS		87,418,595

HEALTH CARE - 12.0%
Biotechnology - 4.1%
Abeona Therapeutics, Inc. (a)(b)	8,136	17,655
ACADIA Pharmaceuticals, Inc. (a)	15,006	599,340
Acceleron Pharma, Inc. (a)	5,505	499,744
Acorda Therapeutics, Inc. (a)	4,976	10,101
Adamas Pharmaceuticals, Inc. (a)	2,496	12,829
ADMA Biologics, Inc. (a)(b)	4,652	18,422
Aduro Biotech, Inc. (a)	6,762	11,360
Adverum Biotechnologies, Inc. (a)(b)	6,608	65,221
Aeglea BioTherapeutics, Inc. (a)	1,585	11,507
Agenus, Inc. (a)(b)	11,395	42,617
Agios Pharmaceuticals, Inc. (a)(b)	7,349	358,117
Aimmune Therapeutics, Inc. (a)(b)	4,732	146,929
Akebia Therapeutics, Inc. (a)	13,190	95,232
Aldeyra Therapeutics, Inc. (a)	3,043	16,250
Alector, Inc.	3,648	101,925
Alkermes PLC (a)	19,987	347,974
Allakos, Inc. (a)(b)	929	67,074
Allogene Therapeutics, Inc. (a)(b)	2,491	54,105
Alnylam Pharmaceuticals, Inc. (a)	11,374	1,305,621
AMAG Pharmaceuticals, Inc. (a)(b)	4,259	37,735
Amicus Therapeutics, Inc. (a)	23,658	209,137
AnaptysBio, Inc. (a)	2,731	39,654
Anika Therapeutics, Inc. (a)	1,895	77,903
Apellis Pharmaceuticals, Inc. (a)	5,311	218,335
Arcus Biosciences, Inc. (a)	1,295	11,370
Arena Pharmaceuticals, Inc. (a)	6,282	287,025
Arrowhead Pharmaceuticals, Inc. (a)	11,616	486,827
Assembly Biosciences, Inc. (a)	2,986	52,434
Atara Biotherapeutics, Inc. (a)	5,659	74,869
Athenex, Inc. (a)(b)	5,539	74,167
Avid Bioservices, Inc. (a)	6,061	40,063
Bellicum Pharmaceuticals, Inc. (a)(b)	6,305	7,692
BioCryst Pharmaceuticals, Inc. (a)	19,961	56,889
Biohaven Pharmaceutical Holding Co. Ltd. (a)	4,388	212,774
Biospecifics Technologies Corp. (a)	677	39,997
bluebird bio, Inc. (a)	6,935	552,650
Blueprint Medicines Corp. (a)	6,078	385,649
Calithera Biosciences, Inc. (a)	4,249	25,494
CareDx, Inc. (a)	4,638	112,054
CASI Pharmaceuticals, Inc. (a)(b)	6,142	17,505
Catalyst Biosciences, Inc. (a)	1,077	7,647
Catalyst Pharmaceutical Partners, Inc. (a)	11,702	48,095
Cellular Biomedicine Group, Inc. (a)	1,309	22,318
ChemoCentryx, Inc. (a)(b)	2,890	122,594
Clovis Oncology, Inc. (a)(b)	11,867	98,377
Coherus BioSciences, Inc. (a)	7,344	132,486
Concert Pharmaceuticals, Inc. (a)	2,336	24,948
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	6,349	41,078
Cortexyme, Inc. (b)	560	26,314
Crinetics Pharmaceuticals, Inc. (a)(b)	874	18,774
Cyclerion Therapeutics, Inc. (a)	1,366	4,480
Cytokinetics, Inc. (a)	6,969	85,719
CytomX Therapeutics, Inc. (a)	5,670	42,071
Deciphera Pharmaceuticals, Inc. (a)	1,932	121,001
Denali Therapeutics, Inc. (a)(b)	8,349	193,363
Dicerna Pharmaceuticals, Inc. (a)	5,954	117,562
Dynavax Technologies Corp. (a)(b)	7,222	36,471
Eagle Pharmaceuticals, Inc. (a)	1,467	78,954
Editas Medicine, Inc. (a)(b)	5,728	151,391
Eiger Biopharmaceuticals, Inc. (a)	1,990	24,596
Emergent BioSolutions, Inc. (a)	5,689	313,407
Enanta Pharmaceuticals, Inc. (a)	1,993	102,719
Epizyme, Inc. (a)(b)	7,948	166,352
Esperion Therapeutics, Inc. (a)(b)	3,181	172,028
Exelixis, Inc. (a)	37,925	652,310
Fate Therapeutics, Inc. (a)	7,691	195,044
FibroGen, Inc. (a)	9,660	404,271
Five Prime Therapeutics, Inc. (a)	4,550	21,476
Flexion Therapeutics, Inc. (a)(b)	4,079	71,464
G1 Therapeutics, Inc. (a)	3,142	60,829
Galectin Therapeutics, Inc. (a)(b)	3,116	8,195
Geron Corp. (a)(b)	24,492	32,085
Global Blood Therapeutics, Inc. (a)	7,055	460,409
GlycoMimetics, Inc. (a)	4,013	17,176
Gossamer Bio, Inc.	2,053	27,264
Halozyme Therapeutics, Inc. (a)	15,723	298,423
Heron Therapeutics, Inc. (a)(b)	8,766	182,859
Homology Medicines, Inc. (a)	1,031	16,135
ImmunoGen, Inc. (a)	21,606	102,088
Immunomedics, Inc. (a)	23,208	430,973
Inovio Pharmaceuticals, Inc. (a)(b)	11,760	53,273
Insmed, Inc. (a)	9,701	199,259
Intellia Therapeutics, Inc. (a)(b)	3,972	47,307
Intercept Pharmaceuticals, Inc. (a)	2,752	254,312
Invitae Corp. (a)(b)	8,656	161,434
Ionis Pharmaceuticals, Inc. (a)	17,317	1,009,927
Iovance Biotherapeutics, Inc. (a)(b)	15,668	340,622
Ironwood Pharmaceuticals, Inc. Class A (a)	17,965	217,017
Kadmon Holdings, Inc. (a)	17,411	79,916
Karyopharm Therapeutics, Inc. (a)	6,437	103,958
Kindred Biosciences, Inc. (a)	3,522	30,747
Kiniksa Pharmaceuticals Ltd. (a)(b)	1,142	16,799
Kura Oncology, Inc. (a)	3,493	41,008
La Jolla Pharmaceutical Co. (a)(b)	2,603	17,831
Lexicon Pharmaceuticals, Inc. (a)(b)	5,984	18,491
Ligand Pharmaceuticals, Inc. Class B (a)(b)	2,480	217,769
Macrogenics, Inc. (a)	4,936	45,658
Madrigal Pharmaceuticals, Inc. (a)(b)	1,180	97,964
Magenta Therapeutics, Inc. (a)	2,056	24,425
MannKind Corp. (a)(b)	25,291	37,178
Minerva Neurosciences, Inc. (a)	3,980	32,357
Mirati Therapeutics, Inc. (a)	4,701	408,188
Momenta Pharmaceuticals, Inc. (a)	13,950	404,829
Myriad Genetics, Inc. (a)	9,530	263,505
Natera, Inc. (a)	4,799	168,013
Neurocrine Biosciences, Inc. (a)	11,477	1,148,618
NextCure, Inc.	1,170	50,018
Novavax, Inc. (a)(b)	2,765	21,069
Opko Health, Inc. (a)(b)	48,949	70,976
PDL BioPharma, Inc. (a)	18,717	61,579
Polarityte, Inc. (a)	1,560	4,836
Portola Pharmaceuticals, Inc. (a)(b)	8,149	104,226
Precigen, Inc. (a)(b)	9,038	42,027
Principia Biopharma, Inc. (a)	1,113	58,599
Progenics Pharmaceuticals, Inc. (a)	10,705	47,744
Prothena Corp. PLC (a)	4,881	59,402
PTC Therapeutics, Inc. (a)	6,115	314,923
Puma Biotechnology, Inc. (a)(b)	3,733	29,341
Ra Pharmaceuticals, Inc. (a)	3,365	157,718
Radius Health, Inc. (a)(b)	5,151	90,452
REGENXBIO, Inc. (a)	3,779	164,500
Retrophin, Inc. (a)	5,314	82,154
Rhythm Pharmaceuticals, Inc. (a)(b)	2,910	51,041
Rigel Pharmaceuticals, Inc. (a)	19,893	44,958
Rocket Pharmaceuticals, Inc. (a)(b)	3,454	70,738
Sage Therapeutics, Inc. (a)	5,967	395,493
Sangamo Therapeutics, Inc. (a)(b)	12,708	93,150
Savara, Inc. (a)	3,419	8,958
Scholar Rock Holding Corp. (a)	527	6,477
Seattle Genetics, Inc. (a)	13,729	1,488,086
Solid Biosciences, Inc. (a)(b)	1,412	4,730
Sorrento Therapeutics, Inc. (a)(b)	13,685	52,414
Spectrum Pharmaceuticals, Inc. (a)	13,461	34,056
Stemline Therapeutics, Inc. (a)(b)	4,769	31,618
Syndax Pharmaceuticals, Inc. (a)	2,585	24,247
T2 Biosystems, Inc. (a)(b)	3,892	3,464
TCR2 Therapeutics, Inc.	1,731	25,411
TG Therapeutics, Inc. (a)(b)	8,997	127,847
Tocagen, Inc. (a)(b)	2,177	1,087
Trevena, Inc. (a)(b)	6,229	5,488
Turning Point Therapeutics, Inc.	1,823	106,646
Twist Bioscience Corp. (a)	2,876	71,440
Ultragenyx Pharmaceutical, Inc. (a)(b)	6,011	315,878
United Therapeutics Corp. (a)	5,560	543,045
Vanda Pharmaceuticals, Inc. (a)	6,280	80,070
Veracyte, Inc. (a)	3,690	96,863
Verastem, Inc. (a)(b)	9,583	18,016
Vericel Corp. (a)	5,608	91,971
Viking Therapeutics, Inc. (a)(b)	6,357	39,922
Voyager Therapeutics, Inc. (a)	2,592	28,590
Xencor, Inc. (a)	5,969	202,588
XOMA Corp. (a)(b)	864	20,036
Y-mAbs Therapeutics, Inc. (a)	1,147	37,840
Zafgen, Inc. (a)(b)	2,869	3,299
ZIOPHARM Oncology, Inc. (a)(b)	16,055	63,257
		22,924,685
Health Care Equipment & Supplies - 2.8%
Accuray, Inc. (a)	11,307	43,984
Angiodynamics, Inc. (a)	4,643	63,934
Antares Pharma, Inc. (a)	17,767	65,205
Atricure, Inc. (a)	4,458	173,416
Atrion Corp.	176	126,577
Avanos Medical, Inc. (a)	6,062	166,947
AxoGen, Inc. (a)	4,081	50,441
Axonics Modulation Technologies, Inc. (a)(b)	1,540	44,706
BioLife Solutions, Inc. (a)(b)	1,380	19,030
Cantel Medical Corp.	4,699	305,717
Cardiovascular Systems, Inc. (a)	4,379	198,763
Cerus Corp. (a)	17,416	69,838
CONMED Corp.	3,262	331,680
Cryolife, Inc. (a)	4,252	126,454
CryoPort, Inc. (a)(b)	3,619	64,816
Cutera, Inc. (a)	1,749	49,287
CytoSorbents Corp. (a)(b)	3,596	17,764
Endologix, Inc. (a)(b)	985	985
Genmark Diagnostics, Inc. (a)	6,687	36,043
Glaukos Corp. (a)(b)	4,503	253,294
Globus Medical, Inc. (a)	9,649	504,450
Haemonetics Corp. (a)	6,485	696,424
Heska Corp. (a)(b)	859	86,063
Hill-Rom Holdings, Inc.	8,455	900,373
ICU Medical, Inc. (a)	2,107	384,464
Inogen, Inc. (a)	2,235	98,943
Insulet Corp. (a)	7,635	1,481,495
Integer Holdings Corp. (a)	3,738	319,225
Integra LifeSciences Holdings Corp. (a)	8,943	492,223
IntriCon Corp. (a)(b)	1,005	17,115
Invacare Corp.	4,069	31,291
iRhythm Technologies, Inc. (a)	2,823	241,733
Lantheus Holdings, Inc. (a)	4,831	84,591
LeMaitre Vascular, Inc.	2,042	73,481
LivaNova PLC (a)	6,158	418,559
Masimo Corp. (a)	6,156	1,050,214
Meridian Bioscience, Inc.	5,365	52,792
Merit Medical Systems, Inc. (a)	6,878	250,497
Mesa Laboratories, Inc. (b)	449	117,836
Natus Medical, Inc. (a)	4,234	132,482
Neogen Corp. (a)	6,560	441,291
Neuronetics, Inc. (a)	607	2,203
Nevro Corp. (a)	3,798	504,792
NuVasive, Inc. (a)	6,451	497,501
OraSure Technologies, Inc. (a)	7,904	55,723
Orthofix International NV (a)	2,327	100,666
OrthoPediatrics Corp. (a)	1,050	48,227
Penumbra, Inc. (a)	3,914	686,750
Quidel Corp. (a)	4,423	339,686
Seaspine Holdings Corp. (a)	2,515	37,121
Senseonics Holdings, Inc. (a)(b)	9,554	7,814
Shockwave Medical, Inc. (a)	1,079	46,850
SI-BONE, Inc. (a)	1,040	21,954
Sientra, Inc. (a)	2,800	16,968
Silk Road Medical, Inc.	775	36,069
Staar Surgical Co. (a)	3,596	120,969
SurModics, Inc. (a)	1,662	65,466
Tactile Systems Technology, Inc. (a)	2,167	121,764
Tandem Diabetes Care, Inc. (a)	7,305	555,472
TransEnterix, Inc. (a)(b)	1,483	2,017
TransMedics Group, Inc. (b)	640	11,206
Varex Imaging Corp. (a)	4,868	134,600
ViewRay, Inc. (a)(b)	12,350	38,532
West Pharmaceutical Services, Inc.	9,347	1,457,665
Wright Medical Group NV (a)	14,617	440,556
Zynex, Inc. (b)	1,857	17,846
		15,452,840
Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc. (a)(b)	11,168	358,828
Addus HomeCare Corp. (a)	1,333	125,755
Amedisys, Inc. (a)	3,651	644,365
American Renal Associates Holdings, Inc. (a)	2,148	19,504
AMN Healthcare Services, Inc. (a)	5,948	400,776
Apollo Medical Holdings, Inc. (a)(b)	2,787	49,943
BioScrip, Inc. (a)	16,026	66,989
BioTelemetry, Inc. (a)	4,211	206,002
Brookdale Senior Living, Inc. (a)	23,499	154,858
Capital Senior Living Corp. (a)	3,820	10,658
Chemed Corp.	2,026	946,223
Community Health Systems, Inc. (a)(b)	14,466	62,059
Corvel Corp. (a)	1,130	103,474
Covetrus, Inc. (a)(b)	11,923	146,653
Cross Country Healthcare, Inc. (a)	4,259	42,164
DaVita HealthCare Partners, Inc. (a)	14,727	1,176,245
Diplomat Pharmacy, Inc. (a)	7,135	28,397
Encompass Health Corp.	12,474	960,872
Five Star Sr Living, Inc. (a)	1,876	8,498
HealthEquity, Inc. (a)	6,872	453,964
LHC Group, Inc. (a)	3,669	534,757
Magellan Health Services, Inc. (a)	3,050	223,291
MEDNAX, Inc. (a)	11,437	263,852
Molina Healthcare, Inc. (a)	7,843	964,454
National Healthcare Corp.	1,262	105,907
Owens & Minor, Inc.	7,814	48,916
Patterson Companies, Inc.	10,382	228,508
Pennant Group, Inc. (a)	3,193	84,295
PetIQ, Inc. Class A (a)(b)	2,066	61,464
Premier, Inc. (a)	6,999	243,355
Providence Service Corp. (a)	1,406	91,179
R1 RCM, Inc. (a)	12,354	154,425
RadNet, Inc. (a)	5,325	120,185
Select Medical Holdings Corp. (a)	13,615	310,967
Surgery Partners, Inc. (a)	2,160	36,439
Tenet Healthcare Corp. (a)	10,502	332,283
The Ensign Group, Inc.	6,165	278,658
Tivity Health, Inc. (a)	5,216	112,900
Triple-S Management Corp.	2,963	52,208
U.S. Physical Therapy, Inc.	1,616	189,298
		10,403,568
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(b)	21,580	185,156
Castlight Health, Inc. Class B (a)	9,738	12,075
Computer Programs & Systems, Inc.	1,573	40,898
Evolent Health, Inc. (a)	8,954	90,256
HealthStream, Inc. (a)	3,430	87,637
HMS Holdings Corp. (a)	10,587	289,237
Inovalon Holdings, Inc. Class A (a)	9,360	189,634
Inspire Medical Systems, Inc. (a)	1,584	118,483
Nextgen Healthcare, Inc. (a)	5,969	82,730
Omnicell, Inc. (a)	4,983	405,018
Tabula Rasa HealthCare, Inc. (a)(b)	2,153	125,025
Teladoc Health, Inc. (a)(b)	8,848	899,930
Vocera Communications, Inc. (a)(b)	3,807	83,868
		2,609,947
Life Sciences Tools & Services - 1.2%
Accelerate Diagnostics, Inc. (a)(b)	3,223	54,146
Avantor, Inc.	27,984	516,864
Bio-Rad Laboratories, Inc. Class A (a)	2,546	918,902
Bio-Techne Corp.	4,762	999,877
Bruker Corp.	12,545	620,601
Charles River Laboratories International, Inc. (a)	6,071	938,455
Codexis, Inc. (a)	6,234	97,749
Fluidigm Corp. (a)	6,023	23,128
Luminex Corp.	5,106	115,830
Medpace Holdings, Inc. (a)	3,338	285,566
Nanostring Technologies, Inc. (a)	3,359	91,264
NeoGenomics, Inc. (a)	11,777	379,573
Pacific Biosciences of California, Inc. (a)	16,919	79,012
PRA Health Sciences, Inc. (a)	7,460	755,773
Quanterix Corp. (a)	1,132	30,689
Repligen Corp. (a)	4,966	498,537
Syneos Health, Inc. (a)	7,739	474,865
		6,880,831
Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc. (a)(b)	8,742	14,861
Aclaris Therapeutics, Inc. (a)(b)	3,323	4,121
Adamis Pharmaceuticals Corp. (a)(b)	3,645	2,406
Aerie Pharmaceuticals, Inc. (a)(b)	4,930	100,966
Akcea Therapeutics, Inc. (a)(b)	1,907	32,934
Akorn, Inc. (a)	11,212	17,154
Amneal Pharmaceuticals, Inc. (a)	10,186	45,735
Amphastar Pharmaceuticals, Inc. (a)	4,337	82,013
ANI Pharmaceuticals, Inc. (a)	1,033	64,046
Arvinas Holding Co. LLC (a)	1,345	65,179
Assertio Therapeutics, Inc. (a)	6,236	6,673
Biodelivery Sciences International, Inc. (a)	7,136	37,464
Cara Therapeutics, Inc. (a)(b)	4,246	68,361
Catalent, Inc. (a)	18,413	1,125,034
Collegium Pharmaceutical, Inc. (a)	3,692	74,265
Corcept Therapeutics, Inc. (a)(b)	13,141	166,496
CymaBay Therapeutics, Inc. (a)	7,873	12,124
Dermira, Inc. (a)	4,409	83,551
Endo International PLC (a)	24,900	141,183
Evolus, Inc. (a)	1,523	15,580
Horizon Pharma PLC (a)	21,185	730,671
Innoviva, Inc. (a)	8,294	114,499
Intersect ENT, Inc. (a)	3,839	99,200
Intra-Cellular Therapies, Inc. (a)	7,036	159,647
Jazz Pharmaceuticals PLC (a)	7,590	1,088,027
Kala Pharmaceuticals, Inc. (a)(b)	2,709	16,146
Lannett Co., Inc. (a)(b)	4,158	33,846
Mallinckrodt PLC (a)(b)	10,315	47,346
Marinus Pharmaceuticals, Inc. (a)	9,993	20,286
MyoKardia, Inc. (a)	4,197	285,522
Nektar Therapeutics (a)(b)	21,845	434,497
Neos Therapeutics, Inc. (a)(b)	5,093	8,098
Ocular Therapeutix, Inc. (a)(b)	4,654	20,291
Omeros Corp. (a)(b)	6,203	79,150
OptiNose, Inc. (a)(b)	2,115	16,560
Pacira Biosciences, Inc. (a)	5,211	225,219
Paratek Pharmaceuticals, Inc. (a)(b)	3,683	12,375
Perrigo Co. PLC	15,709	896,041
Phibro Animal Health Corp. Class A	2,493	59,134
Prestige Brands Holdings, Inc. (a)	6,448	261,531
Reata Pharmaceuticals, Inc. (a)	2,173	475,431
Revance Therapeutics, Inc. (a)	4,710	105,363
SIGA Technologies, Inc. (a)	5,211	26,837
Supernus Pharmaceuticals, Inc. (a)	6,753	154,441
TherapeuticsMD, Inc. (a)(b)	27,398	61,646
Theravance Biopharma, Inc. (a)(b)	5,340	148,879
Tricida, Inc. (a)	2,022	71,296
WAVE Life Sciences (a)(b)	1,785	12,674
Xeris Pharmaceuticals, Inc. (a)	628	4,000
Zogenix, Inc. (a)(b)	5,456	274,819
Zynerba Pharmaceuticals, Inc. (a)(b)	1,589	8,009
		8,111,627

TOTAL HEALTH CARE		66,383,498

INDUSTRIALS - 16.5%
Aerospace & Defense - 1.9%
AAR Corp.	4,075	173,514
Aerojet Rocketdyne Holdings, Inc. (a)	9,046	471,025
AeroVironment, Inc. (a)	2,730	181,845
Arconic, Inc.	54,178	1,622,631
Astronics Corp. (a)	2,884	72,677
Axon Enterprise, Inc. (a)	7,349	564,477
BWX Technologies, Inc.	12,442	791,187
Cubic Corp.	3,643	237,851
Curtiss-Wright Corp.	5,490	798,411
Ducommun, Inc. (a)	1,308	53,536
HEICO Corp.	5,217	638,717
HEICO Corp. Class A	9,004	865,735
Hexcel Corp.	10,744	797,420
Kratos Defense & Security Solutions, Inc. (a)	10,861	199,191
Maxar Technologies, Inc.	7,385	117,865
Mercury Systems, Inc. (a)	6,116	469,403
Moog, Inc. Class A	4,096	367,043
National Presto Industries, Inc.	673	58,006
Park Aerospace Corp.	2,371	36,679
Parsons Corp.	2,365	96,729
Teledyne Technologies, Inc. (a)	4,551	1,661,388
Triumph Group, Inc.	6,353	129,792
Vectrus, Inc. (a)	1,432	79,834
		10,484,956
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	7,467	156,583
Atlas Air Worldwide Holdings, Inc. (a)	3,169	70,827
Echo Global Logistics, Inc. (a)	3,612	70,001
Forward Air Corp.	3,634	237,845
Hub Group, Inc. Class A (a)	4,208	222,477
XPO Logistics, Inc. (a)(b)	16,032	1,425,565
		2,183,298
Airlines - 0.5%
Alaska Air Group, Inc.	15,529	1,003,018
Allegiant Travel Co.	1,613	271,049
Hawaiian Holdings, Inc.	6,229	173,665
JetBlue Airways Corp. (a)	37,509	743,803
Mesa Air Group, Inc. (a)	1,417	12,101
SkyWest, Inc.	6,472	357,060
Spirit Airlines, Inc. (a)	8,670	356,077
		2,916,773
Building Products - 1.9%
A.O. Smith Corp.	17,943	765,987
AAON, Inc.	5,117	268,335
Advanced Drain Systems, Inc.	5,311	220,778
Allegion PLC	11,906	1,539,684
American Woodmark Corp. (a)	1,946	213,379
Apogee Enterprises, Inc.	3,534	112,452
Armstrong Flooring, Inc. (a)	2,663	9,427
Armstrong World Industries, Inc.	6,239	625,959
Builders FirstSource, Inc. (a)	14,395	356,924
Continental Building Products, Inc. (a)	4,652	172,077
CSW Industrials, Inc.	1,900	144,172
Fortune Brands Home & Security, Inc.	17,725	1,217,885
Gibraltar Industries, Inc. (a)	4,067	221,733
Griffon Corp.	4,259	88,545
Insteel Industries, Inc.	2,319	51,876
Jeld-Wen Holding, Inc. (a)	8,638	206,275
Lennox International, Inc.	4,552	1,060,525
Masonite International Corp. (a)	3,336	250,567
NCI Building Systems, Inc. (a)	5,194	44,565
Owens Corning	13,742	831,254
Patrick Industries, Inc.	2,905	150,711
PGT, Inc. (a)	7,233	112,112
Quanex Building Products Corp.	4,603	81,565
Resideo Technologies, Inc. (a)	15,709	159,918
Simpson Manufacturing Co. Ltd.	5,172	427,569
Trex Co., Inc. (a)	7,411	728,057
Universal Forest Products, Inc.	7,743	370,890
		10,433,221
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	8,346	318,316
ACCO Brands Corp.	12,740	110,074
ADS Waste Holdings, Inc. (a)	9,036	297,736
ADT, Inc. (b)	15,228	94,414
Brady Corp. Class A	6,174	341,854
BrightView Holdings, Inc. (a)	2,768	43,734
Casella Waste Systems, Inc. Class A (a)	4,960	253,902
Clean Harbors, Inc. (a)	6,417	527,606
Covanta Holding Corp.	14,511	217,375
Deluxe Corp.	5,689	274,210
Ennis, Inc.	3,520	73,427
Harsco Corp. (a)	9,871	147,078
Healthcare Services Group, Inc.	9,269	237,286
Heritage-Crystal Clean, Inc. (a)	1,727	48,960
Herman Miller, Inc.	7,530	291,035
HNI Corp.	5,503	197,943
IAA Spinco, Inc. (a)	16,978	802,380
Interface, Inc.	7,343	118,075
KAR Auction Services, Inc.	16,427	345,296
Kimball International, Inc. Class B	4,513	84,754
Knoll, Inc.	6,111	151,308
Matthews International Corp. Class A	3,980	148,534
McGrath RentCorp.	3,061	236,677
Mobile Mini, Inc.	5,535	231,031
MSA Safety, Inc.	4,414	598,538
Pitney Bowes, Inc.	24,085	90,078
Quad/Graphics, Inc.	3,482	14,799
R.R. Donnelley & Sons Co.	8,592	20,621
Rollins, Inc.	18,602	705,946
SP Plus Corp. (a)	2,855	119,368
Steelcase, Inc. Class A	10,756	200,169
Stericycle, Inc. (a)(b)	10,742	673,309
Team, Inc. (a)(b)	3,809	51,802
Tetra Tech, Inc.	6,978	597,317
The Brink's Co.	6,358	535,280
U.S. Ecology, Inc.	3,033	163,812
UniFirst Corp.	1,942	396,032
Viad Corp.	2,553	165,945
		9,926,021
Construction & Engineering - 1.1%
AECOM (a)	19,660	948,202
Aegion Corp. (a)	3,951	82,576
Ameresco, Inc. Class A (a)	2,375	45,576
Arcosa, Inc.	6,087	266,306
Argan, Inc.	1,853	78,030
Comfort Systems U.S.A., Inc.	4,626	214,646
Dycom Industries, Inc. (a)	3,921	158,487
EMCOR Group, Inc.	7,241	594,993
Fluor Corp.	17,916	320,517
Granite Construction, Inc.	5,826	158,059
Great Lakes Dredge & Dock Corp. (a)	7,621	79,792
HC2 Holdings, Inc. (a)(b)	5,234	17,325
Jacobs Engineering Group, Inc.	15,075	1,394,890
MasTec, Inc. (a)	8,002	462,116
MYR Group, Inc. (a)	2,122	60,944
NV5 Holdings, Inc. (a)(b)	1,185	73,600
Orion Group Holdings, Inc. (a)	3,620	15,638
Primoris Services Corp.	5,422	115,651
Quanta Services, Inc.	18,350	718,403
Sterling Construction Co., Inc. (a)	3,325	43,807
Tutor Perini Corp. (a)(b)	4,956	55,805
Valmont Industries, Inc.	2,763	392,512
Williams Scotsman Corp. (a)(b)	4,714	88,859
		6,386,734
Electrical Equipment - 1.1%
Acuity Brands, Inc.	5,010	590,529
Allied Motion Technologies, Inc.	1,003	45,978
Atkore International Group, Inc. (a)	6,006	238,438
AZZ, Inc.	3,290	135,745
Bloom Energy Corp. Class A (a)(b)	2,828	22,285
Encore Wire Corp.	2,623	142,455
Energous Corp. (a)(b)	1,646	2,584
EnerSys	5,317	382,611
Generac Holdings, Inc. (a)	7,840	812,146
GrafTech International Ltd.	7,491	80,378
Hubbell, Inc. Class B	6,882	985,709
nVent Electric PLC	20,714	515,779
Plug Power, Inc. (a)(b)	33,038	127,692
Regal Beloit Corp.	5,267	413,249
Sensata Technologies, Inc. PLC (a)	20,374	963,079
Sunrun, Inc. (a)(b)	9,417	160,372
Thermon Group Holdings, Inc. (a)	4,135	98,000
TPI Composites, Inc. (a)	2,273	47,165
Vicor Corp. (a)	2,103	105,255
Vivint Solar, Inc. (a)(b)	5,130	41,861
		5,911,310
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	7,523	1,175,318
Raven Industries, Inc.	4,494	140,932
		1,316,250
Machinery - 4.4%
AGCO Corp.	8,252	578,795
Alamo Group, Inc.	1,204	149,970
Albany International Corp. Class A	3,682	256,893
Allison Transmission Holdings, Inc.	14,970	661,674
Altra Industrial Motion Corp.	8,203	272,832
Astec Industries, Inc.	2,818	116,214
Barnes Group, Inc.	5,996	378,767
Blue Bird Corp. (a)	1,640	32,357
Briggs & Stratton Corp. (b)	5,466	20,060
Chart Industries, Inc. (a)	4,003	256,112
CIRCOR International, Inc. (a)	2,430	100,918
Colfax Corp. (a)(b)	12,012	422,342
Columbus McKinnon Corp. (NY Shares)	2,547	89,120
Commercial Vehicle Group, Inc. (a)	3,500	17,465
Crane Co.	6,397	546,688
Donaldson Co., Inc.	15,940	826,489
Douglas Dynamics, Inc.	2,888	151,418
Energy Recovery, Inc. (a)(b)	3,814	38,941
Enerpac Tool Group Corp. Class A (b)	7,614	175,960
EnPro Industries, Inc.	2,640	154,282
ESCO Technologies, Inc.	3,281	314,845
Evoqua Water Technologies Corp. (a)	7,417	148,117
Federal Signal Corp.	7,693	247,407
Flowserve Corp.	16,442	767,513
Franklin Electric Co., Inc.	4,852	279,912
Gardner Denver Holdings, Inc. (a)(b)	15,999	564,925
Gates Industrial Corp. PLC (a)(b)	5,939	74,059
Gorman-Rupp Co.	2,401	88,621
Graco, Inc.	20,986	1,115,406
Greenbrier Companies, Inc.	4,031	97,107
Hillenbrand, Inc.	9,190	266,786
Hyster-Yale Materials Handling Class A	1,197	64,626
ITT, Inc.	10,958	735,063
John Bean Technologies Corp.	4,003	452,299
Kadant, Inc.	1,406	149,880
Kennametal, Inc.	10,488	328,170
Lincoln Electric Holdings, Inc.	8,071	719,772
Lindsay Corp.	1,350	135,041
Lydall, Inc. (a)	2,151	43,966
Manitowoc Co., Inc. (a)	4,368	63,118
Meritor, Inc. (a)	10,180	223,044
Middleby Corp. (a)	7,076	793,644
Mueller Industries, Inc.	7,336	213,991
Mueller Water Products, Inc. Class A	20,096	234,118
Navistar International Corp. New (a)	8,169	299,149
NN, Inc.	5,078	43,823
Nordson Corp.	6,597	1,113,969
Oshkosh Corp.	8,986	773,155
Pentair PLC	20,045	860,532
Proto Labs, Inc. (a)	3,374	349,209
RBC Bearings, Inc. (a)	3,157	490,945
REV Group, Inc.	3,717	37,170
Rexnord Corp.	15,274	498,696
Spartan Motors, Inc.	3,691	62,747
SPX Corp. (a)	5,449	267,382
SPX Flow, Inc. (a)	5,361	234,490
Standex International Corp.	1,616	118,113
Sun Hydraulics Corp.	3,609	153,455
Tennant Co.	2,288	176,679
Terex Corp.	8,102	205,386
Timken Co.	8,683	456,118
Titan International, Inc.	6,446	18,436
Toro Co.	13,254	1,060,585
TriMas Corp. (a)	5,881	168,961
Trinity Industries, Inc. (b)	17,569	357,178
Wabash National Corp.	6,818	79,089
WABCO Holdings, Inc. (a)	6,522	884,709
Watts Water Technologies, Inc. Class A	3,470	345,994
Welbilt, Inc. (a)	16,326	246,359
Westinghouse Air Brake Co.	10,850	801,381
Woodward, Inc.	7,015	815,915
		24,288,352
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)(b)	8,561	27,823
Genco Shipping & Trading Ltd.	1,824	14,355
Kirby Corp. (a)	6,811	499,178
Matson, Inc.	5,437	195,786
		737,142
Professional Services - 1.0%
ASGN, Inc. (a)	6,619	448,040
Barrett Business Services, Inc.	903	74,795
BG Staffing, Inc.	1,112	22,373
CBIZ, Inc. (a)	6,910	186,570
CRA International, Inc.	993	52,907
Exponent, Inc.	6,516	474,169
Forrester Research, Inc. (a)	1,269	52,499
FTI Consulting, Inc. (a)	4,848	582,051
Heidrick & Struggles International, Inc.	2,418	68,720
Huron Consulting Group, Inc. (a)	2,794	181,079
ICF International, Inc.	2,403	210,479
InnerWorkings, Inc. (a)	5,434	22,551
Insperity, Inc.	4,671	408,105
Kelly Services, Inc. Class A (non-vtg.)	3,926	69,726
Kforce, Inc.	2,975	110,224
Korn Ferry	7,036	288,335
Manpower, Inc.	7,643	699,258
Resources Connection, Inc.	3,696	56,272
Robert Half International, Inc.	15,339	892,270
TriNet Group, Inc. (a)	5,460	311,548
TrueBlue, Inc. (a)	4,811	105,409
Upwork, Inc. (a)	7,468	68,556
Willdan Group, Inc. (a)	1,257	41,644
		5,427,580
Road & Rail - 0.8%
AMERCO	967	359,018
ArcBest Corp.	3,252	72,552
Avis Budget Group, Inc. (a)	7,886	258,661
Covenant Transport Group, Inc. Class A (a)	1,732	21,970
Daseke, Inc. (a)	6,966	21,142
Heartland Express, Inc.	5,895	110,178
Hertz Global Holdings, Inc. (a)	7,856	123,811
Knight-Swift Transportation Holdings, Inc. Class A	15,814	586,383
Landstar System, Inc.	5,143	569,587
Lyft, Inc.	25,660	1,218,337
Marten Transport Ltd.	4,920	102,139
Ryder System, Inc.	6,741	321,681
Saia, Inc. (a)	3,257	283,685
Schneider National, Inc. Class B	3,504	78,034
U.S. Xpress Enterprises, Inc. (a)(b)	2,295	12,531
U.S.A. Truck, Inc. (a)	636	3,619
Universal Logistics Holdings, Inc.	1,024	17,306
Werner Enterprises, Inc.	5,496	202,583
YRC Worldwide, Inc. (a)(b)	4,303	9,725
		4,372,942
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	12,718	546,111
Aircastle Ltd.	6,722	215,709
Applied Industrial Technologies, Inc.	4,857	313,616
Beacon Roofing Supply, Inc. (a)	8,644	286,203
BlueLinx Corp. (a)(b)	1,201	14,088
BMC Stock Holdings, Inc. (a)	8,459	246,876
CAI International, Inc. (a)	2,033	55,298
DXP Enterprises, Inc. (a)	1,964	68,092
GATX Corp.	4,653	354,233
General Finance Corp. (a)	2,026	19,591
GMS, Inc. (a)	4,177	111,609
H&E Equipment Services, Inc.	4,037	109,443
HD Supply Holdings, Inc. (a)	22,439	914,165
Herc Holdings, Inc. (a)	3,013	120,882
Kaman Corp.	3,564	219,970
MRC Global, Inc. (a)	11,252	126,698
MSC Industrial Direct Co., Inc. Class A	5,788	393,989
Now, Inc. (a)	13,691	137,047
Rush Enterprises, Inc. Class A	3,876	166,668
SiteOne Landscape Supply, Inc. (a)	5,172	499,357
Systemax, Inc.	1,775	41,979
Textainer Group Holdings Ltd. (a)	5,940	56,252
Titan Machinery, Inc. (a)	2,249	27,460
Triton International Ltd.	6,238	234,237
Univar, Inc. (a)	14,586	314,328
Veritiv Corp. (a)	1,535	21,613
Watsco, Inc.	4,041	702,811
WESCO International, Inc. (a)	5,853	283,344
		6,601,669
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	9,725	428,970

TOTAL INDUSTRIALS		91,415,218

INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 0.8%
Acacia Communications, Inc. (a)	3,556	243,764
ADTRAN, Inc.	5,930	53,667
Applied Optoelectronics, Inc. (a)(b)	2,428	27,436
CalAmp Corp. (a)	4,575	44,012
Calix Networks, Inc. (a)	6,051	55,427
Casa Systems, Inc. (a)	3,890	15,599
Ciena Corp. (a)	17,777	722,991
CommScope Holding Co., Inc. (a)	24,418	297,533
Comtech Telecommunications Corp.	3,010	87,019
EchoStar Holding Corp. Class A (a)	6,067	242,104
Extreme Networks, Inc. (a)	14,837	87,538
Harmonic, Inc. (a)	10,889	76,604
Infinera Corp. (a)(b)	18,945	139,625
InterDigital, Inc.	4,354	240,559
Lumentum Holdings, Inc. (a)	9,279	703,070
NETGEAR, Inc. (a)	3,966	102,006
NetScout Systems, Inc. (a)	8,695	223,548
Plantronics, Inc.	4,168	119,705
Sonus Networks, Inc. (a)	6,589	18,581
Ubiquiti, Inc.	2,286	373,578
ViaSat, Inc. (a)	7,073	450,196
Viavi Solutions, Inc. (a)	28,899	407,476
		4,732,038
Electronic Equipment & Components - 2.5%
Anixter International, Inc. (a)	3,624	353,702
Arlo Technologies, Inc. (a)	8,901	38,007
Arrow Electronics, Inc. (a)	10,761	817,190
Avnet, Inc.	13,762	502,175
AVX Corp.	5,910	119,796
Badger Meter, Inc.	3,703	218,699
Belden, Inc.	5,135	253,001
Benchmark Electronics, Inc.	5,500	169,290
Cognex Corp.	21,773	1,109,770
Coherent, Inc. (a)	3,091	437,160
CTS Corp.	4,152	121,695
Daktronics, Inc.	5,310	31,329
Dolby Laboratories, Inc. Class A	8,017	555,899
ePlus, Inc. (a)	1,713	136,560
Fabrinet (a)	4,663	293,956
FARO Technologies, Inc. (a)	2,138	110,449
Fitbit, Inc. (a)	25,966	169,298
FLIR Systems, Inc.	17,300	891,642
II-VI, Inc. (a)	7,554	254,192
Insight Enterprises, Inc. (a)	4,448	292,990
IPG Photonics Corp. (a)	4,488	572,983
Itron, Inc. (a)	4,216	344,658
Jabil, Inc.	18,027	701,070
KEMET Corp.	7,222	188,061
Knowles Corp. (a)	11,336	223,659
Littelfuse, Inc.	3,132	554,082
Methode Electronics, Inc. Class A	4,710	154,253
MTS Systems Corp.	2,268	114,965
National Instruments Corp.	14,216	634,460
nLIGHT, Inc. (a)	759	13,336
Novanta, Inc. (a)	4,130	374,715
OSI Systems, Inc. (a)	2,131	184,417
Par Technology Corp. (a)(b)	1,318	44,852
PC Connection, Inc.	1,403	69,926
Plexus Corp. (a)	3,972	282,489
Rogers Corp. (a)	2,337	275,182
Sanmina Corp. (a)	8,614	274,270
ScanSource, Inc. (a)	3,179	110,915
SYNNEX Corp.	5,227	720,072
Tech Data Corp. (a)	4,675	672,920
TTM Technologies, Inc. (a)	11,451	164,780
Vishay Intertechnology, Inc. (b)	16,754	339,939
Vishay Precision Group, Inc. (a)	1,532	52,915
		13,945,719
IT Services - 3.5%
Alliance Data Systems Corp.	5,893	605,741
Amdocs Ltd.	17,730	1,275,674
Black Knight, Inc.(a)	17,868	1,195,727
Booz Allen Hamilton Holding Corp. Class A	17,953	1,401,052
CACI International, Inc. Class A (a)	3,146	841,366
Cardtronics PLC (a)(b)	4,630	208,350
Cass Information Systems, Inc.	1,468	79,301
Conduent, Inc. (a)	22,807	97,614
CoreLogic, Inc.	10,028	466,302
CSG Systems International, Inc.	4,169	207,700
Endurance International Group Holdings, Inc. (a)	9,716	45,860
EPAM Systems, Inc. (a)	6,484	1,479,260
Euronet Worldwide, Inc. (a)	6,443	1,015,675
EVERTEC, Inc.	7,698	258,422
EVO Payments, Inc. Class A (a)	3,494	96,819
ExlService Holdings, Inc. (a)	4,284	313,203
Fastly, Inc. Class A	1,581	35,588
Genpact Ltd.	17,420	771,183
GreenSky, Inc. Class A (a)(b)	5,041	46,629
GTT Communications, Inc. (a)(b)	4,079	48,336
Hackett Group, Inc.	3,229	49,904
i3 Verticals, Inc. Class A (a)	879	28,383
Internap Network Services Corp. (a)(b)	1,723	1,723
KBR, Inc.	17,788	483,834
Limelight Networks, Inc. (a)	14,535	72,530
Liveramp Holdings, Inc. (a)	8,608	346,386
ManTech International Corp. Class A	3,363	269,982
Maximus, Inc.	8,110	581,893
MongoDB, Inc. Class A (a)(b)	3,472	569,096
NIC, Inc.	8,271	163,187
Okta, Inc. (a)	10,335	1,323,397
Perficient, Inc. (a)	4,168	207,150
Perspecta, Inc.	17,821	500,235
Sabre Corp.	34,572	744,681
Science Applications International Corp.	6,405	562,167
ServiceSource International, Inc. (a)	9,886	18,783
Switch, Inc. Class A	5,054	80,864
Sykes Enterprises, Inc. (a)	4,962	166,674
The Western Union Co.	55,214	1,485,257
Ttec Holdings, Inc.	2,079	82,578
Unisys Corp. (a)	6,359	61,746
Virtusa Corp. (a)	3,385	140,951
WEX, Inc. (a)	5,438	1,179,611
		19,610,814
Semiconductors & Semiconductor Equipment - 3.2%
Adesto Technologies Corp. (a)(b)	3,182	22,592
Advanced Energy Industries, Inc. (a)	4,884	341,587
Amkor Technology, Inc. (a)	16,088	180,990
Axcelis Technologies, Inc. (a)	3,987	96,286
AXT, Inc. (a)	4,586	17,885
Brooks Automation, Inc.	9,064	345,157
Cabot Microelectronics Corp.	3,633	528,638
Ceva, Inc. (a)	2,694	73,681
Cirrus Logic, Inc. (a)	7,494	575,614
Cohu, Inc.	5,104	114,176
Cree, Inc. (a)	12,978	603,347
Cypress Semiconductor Corp.	45,237	1,055,379
Diodes, Inc. (a)	5,025	259,491
Enphase Energy, Inc. (a)(b)	9,653	304,263
Entegris, Inc.	17,806	921,639
First Solar, Inc. (a)	9,557	473,836
FormFactor, Inc. (a)	9,455	239,306
Ichor Holdings Ltd. (a)	2,828	94,427
Impinj, Inc. (a)(b)	1,938	62,365
Inphi Corp. (a)	5,574	423,401
Kulicke & Soffa Industries, Inc.	8,452	218,822
Lattice Semiconductor Corp. (a)	16,422	305,449
MACOM Technology Solutions Holdings, Inc. (a)	5,619	159,692
MaxLinear, Inc. Class A (a)	7,860	153,191
MKS Instruments, Inc.	6,785	711,204
Monolithic Power Systems, Inc.	4,943	846,093
NeoPhotonics Corp. (a)	4,475	34,144
NVE Corp.	576	42,255
ON Semiconductor Corp. (a)	53,164	1,230,747
Onto Innovation, Inc. (a)	3,088	117,159
PDF Solutions, Inc. (a)	3,459	54,514
Photronics, Inc. (a)	8,547	109,231
Pixelworks, Inc. (a)	4,010	16,040
Power Integrations, Inc.	3,731	364,407
Qorvo, Inc. (a)	15,522	1,643,159
Rambus, Inc. (a)	13,915	220,831
Semtech Corp. (a)	8,329	401,375
Silicon Laboratories, Inc. (a)	5,439	534,708
SMART Global Holdings, Inc. (a)	1,531	46,175
SolarEdge Technologies, Inc. (a)	5,498	538,034
SunPower Corp. (a)(b)	10,512	89,562
Synaptics, Inc. (a)(b)	4,454	297,037
Teradyne, Inc.	22,296	1,471,313
Ultra Clean Holdings, Inc. (a)	4,903	112,818
Universal Display Corp.	5,342	941,100
Veeco Instruments, Inc. (a)	5,827	74,294
Xperi Corp.	6,015	96,781
		17,564,195
Software - 5.9%
2U, Inc. (a)(b)	7,220	143,028
8x8, Inc. (a)	12,285	228,747
A10 Networks, Inc. (a)	6,682	45,504
ACI Worldwide, Inc. (a)	14,533	500,662
Alarm.com Holdings, Inc. (a)	4,380	192,413
Altair Engineering, Inc. Class A (a)(b)	3,444	127,256
Alteryx, Inc. Class A (a)(b)	3,953	551,325
American Software, Inc. Class A	3,343	49,911
AppFolio, Inc. (a)	1,511	198,606
Appian Corp. Class A (a)(b)	3,620	184,765
Aspen Technology, Inc. (a)	8,828	1,050,355
Avaya Holdings Corp. (a)	13,032	166,419
Benefitfocus, Inc. (a)	2,963	54,816
Blackbaud, Inc.	6,130	480,163
BlackLine, Inc. (a)	4,685	286,581
Bottomline Technologies, Inc. (a)	4,579	245,434
Box, Inc. Class A (a)	18,107	272,148
CDK Global, Inc.	16,223	870,851
Cerence, Inc. (a)	4,683	99,982
Ceridian HCM Holding, Inc. (a)	5,101	373,852
Cloudera, Inc. (a)(b)	28,266	290,857
CommVault Systems, Inc. (a)	4,911	221,093
Cornerstone OnDemand, Inc. (a)	6,761	397,547
Coupa Software, Inc. (a)	6,628	1,068,102
Digimarc Corp. (a)(b)	1,564	48,969
Domo, Inc. Class B (a)	1,158	28,047
Dropbox, Inc. Class A (a)	11,718	199,440
Ebix, Inc.	2,769	95,337
eGain Communications Corp. (a)	2,299	16,553
Envestnet, Inc. (a)	5,783	456,105
Everbridge, Inc. (a)	3,621	328,207
Fair Isaac Corp. (a)	3,654	1,470,297
FireEye, Inc. (a)	25,202	402,728
Five9, Inc. (a)	7,434	533,241
Forescout Technologies, Inc. (a)	2,833	80,769
Guidewire Software, Inc. (a)	10,307	1,159,538
HubSpot, Inc. (a)	4,618	835,581
Instructure, Inc. (a)(b)	3,987	194,725
j2 Global, Inc.	5,899	565,478
LivePerson, Inc. (a)	7,456	305,771
LogMeIn, Inc.	6,382	548,661
Manhattan Associates, Inc. (a)	8,188	699,746
MicroStrategy, Inc. Class A (a)	1,224	186,085
Mitek Systems, Inc. (a)	4,348	42,436
MobileIron, Inc. (a)	9,464	45,143
Model N, Inc. (a)	3,271	102,022
New Relic, Inc. (a)	5,809	383,452
Nuance Communications, Inc. (a)	35,744	676,276
Nutanix, Inc. Class A (a)	9,650	313,336
Onespan, Inc. (a)	3,837	63,771
Paycom Software, Inc. (a)	6,109	1,943,603
Paylocity Holding Corp. (a)	4,026	571,249
Pegasystems, Inc.	4,673	402,859
Pluralsight, Inc. (a)	2,767	53,652
Progress Software Corp.	5,629	254,037
Proofpoint, Inc. (a)	6,944	852,793
PROS Holdings, Inc. (a)	4,638	278,280
Q2 Holdings, Inc. (a)	4,695	409,357
QAD, Inc. Class A	1,333	68,583
Qualys, Inc. (a)	4,235	363,109
Rapid7, Inc. (a)	5,273	313,111
RealPage, Inc. (a)	9,261	540,379
RingCentral, Inc. (a)	9,029	1,856,182
Rosetta Stone, Inc. (a)	2,586	44,350
SailPoint Technologies Holding, Inc. (a)	8,189	205,462
SecureWorks Corp. (a)(b)	1,158	18,215
ShotSpotter, Inc. (a)(b)	1,028	28,219
Smartsheet, Inc. (a)	1,707	82,755
SPS Commerce, Inc. (a)	4,464	253,689
Teradata Corp. (a)	14,823	360,792
The Trade Desk, Inc. (a)(b)	4,662	1,254,917
TiVo Corp.	15,727	114,493
Tyler Technologies, Inc. (a)	4,926	1,594,448
Upland Software, Inc. (a)	1,937	75,620
Varonis Systems, Inc. (a)	3,724	311,550
Verint Systems, Inc. (a)	8,289	480,762
VirnetX Holding Corp. (a)(b)	7,392	28,090
Vobile Group Ltd. (a)	28,000	7,067
Workiva, Inc. (a)	3,197	145,432
Yext, Inc. (a)(b)	7,899	118,011
Zendesk, Inc. (a)	13,601	1,175,126
Zix Corp. (a)	6,403	43,220
Zoom Video Communications, Inc. Class A (b)	3,261	248,814
Zuora, Inc. (a)	1,820	26,845
		32,407,202
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. (a)(b)	14,305	155,781
Dell Technologies, Inc. (a)	18,866	920,095
Diebold Nixdorf, Inc. (a)(b)	9,538	109,782
Immersion Corp. (a)	3,522	25,781
NCR Corp. (a)	14,897	502,327
Pure Storage, Inc. Class A (a)	22,177	394,751
Razer, Inc. (a)(d)	516,000	81,196
Xerox Holdings Corp.	25,544	908,600
		3,098,313

TOTAL INFORMATION TECHNOLOGY		91,358,281

MATERIALS - 4.7%
Chemicals - 2.0%
AdvanSix, Inc. (a)	3,857	72,203
American Vanguard Corp.	3,298	61,607
Amyris, Inc. (a)(b)	5,986	15,324
Ashland Global Holdings, Inc. (b)	7,886	583,406
Axalta Coating Systems Ltd. (a)	26,850	773,549
Balchem Corp.	4,026	434,889
Cabot Corp.	7,455	297,082
Chase Corp.	904	83,141
Element Solutions, Inc. (a)	29,134	340,868
Ferro Corp. (a)	10,323	141,219
Flotek Industries, Inc. (a)	5,488	9,330
FutureFuel Corp.	3,423	37,516
GCP Applied Technologies, Inc. (a)	9,060	201,313
H.B. Fuller Co.	6,471	299,025
Hawkins, Inc.	1,230	51,389
Huntsman Corp.	26,693	548,808
Ingevity Corp. (a)	5,323	347,166
Innophos Holdings, Inc.	2,455	78,462
Innospec, Inc.	3,071	309,342
Intrepid Potash, Inc. (a)(b)	11,348	27,008
Koppers Holdings, Inc. (a)	2,569	80,615
Kraton Performance Polymers, Inc. (a)	3,905	64,237
Kronos Worldwide, Inc.	2,638	28,596
Livent Corp. (a)(b)	18,548	174,537
Minerals Technologies, Inc.	4,408	238,605
NewMarket Corp.	1,116	490,616
Olin Corp.	20,362	302,783
OMNOVA Solutions, Inc. (a)	5,415	54,746
PolyOne Corp.	10,138	336,379
PQ Group Holdings, Inc. (a)	4,596	70,365
Quaker Chemical Corp.	1,677	278,416
Rayonier Advanced Materials, Inc.	5,980	18,418
RPM International, Inc.	16,731	1,194,091
Sensient Technologies Corp.	5,364	320,499
Stepan Co.	2,548	251,360
The Chemours Co. LLC	21,362	296,291
The Scotts Miracle-Gro Co. Class A	4,967	609,650
Tredegar Corp.	3,122	63,533
Trinseo SA	5,131	147,362
Tronox Holdings PLC	11,872	100,437
Valvoline, Inc.	23,829	502,315
Venator Materials PLC (a)	6,315	17,303
W.R. Grace & Co.	8,508	573,099
Westlake Chemical Corp.	4,608	282,010
		11,208,910
Construction Materials - 0.2%
Eagle Materials, Inc.	5,839	532,342
Forterra, Inc. (a)	2,332	30,199
Summit Materials, Inc. (a)	14,158	311,051
U.S. Concrete, Inc. (a)	1,959	69,721
		943,313
Containers & Packaging - 1.1%
Amcor PLC	58,147	615,777
Aptargroup, Inc.	7,886	910,912
Berry Global Group, Inc. (a)	16,445	699,241
Crown Holdings, Inc. (a)	17,027	1,260,509
Graphic Packaging Holding Co.	38,619	603,615
Greif, Inc. Class A	3,259	131,729
Myers Industries, Inc.	4,434	71,742
O-I Glass, Inc.	19,919	251,378
Sealed Air Corp.	19,710	699,705
Silgan Holdings, Inc.	9,662	298,169
Sonoco Products Co.	12,623	721,278
		6,264,055
Metals & Mining - 1.1%
AK Steel Holding Corp. (a)	39,732	109,660
Alcoa Corp. (a)	23,290	324,896
Allegheny Technologies, Inc. (a)(b)	16,003	276,052
Carpenter Technology Corp.	5,934	235,817
Century Aluminum Co. (a)	6,360	33,644
Cleveland-Cliffs, Inc. (b)	37,973	266,570
Coeur d'Alene Mines Corp. (a)	25,294	152,523
Commercial Metals Co.	14,823	304,613
Compass Minerals International, Inc.	4,254	246,264
Coronado Global Resources, Inc. unit (d)	23,041	30,977
Gold Resource Corp.	6,919	38,055
Haynes International, Inc.	1,468	39,357
Hecla Mining Co.	60,426	183,091
Kaiser Aluminum Corp.	2,099	210,215
Materion Corp.	2,564	139,225
McEwen Mining, Inc. (b)	36,180	41,607
Olympic Steel, Inc.	1,153	16,949
Reliance Steel & Aluminum Co.	8,879	1,019,309
Royal Gold, Inc.	8,274	954,158
Ryerson Holding Corp. (a)	1,835	18,809
Schnitzer Steel Industries, Inc. Class A	3,296	53,000
Steel Dynamics, Inc.	28,399	848,562
SunCoke Energy, Inc.	7,654	45,006
TimkenSteel Corp. (a)	4,584	29,246
United States Steel Corp.	22,160	200,991
Universal Stainless & Alloy Products, Inc. (a)	1,294	17,146
Warrior Metropolitan Coal, Inc.	5,403	101,901
Worthington Industries, Inc.	5,127	188,571
		6,126,214
Paper & Forest Products - 0.3%
Boise Cascade Co.	4,933	178,575
Clearwater Paper Corp. (a)	2,130	60,066
Domtar Corp.	7,361	256,310
Louisiana-Pacific Corp.	16,898	518,431
Mercer International, Inc. (SBI)	5,445	59,949
Neenah, Inc.	2,134	142,210
P.H. Glatfelter Co.	5,606	93,620
Resolute Forest Products (a)	11,243	39,238
Schweitzer-Mauduit International, Inc.	3,842	134,585
Verso Corp. (a)	4,496	75,758
		1,558,742

TOTAL MATERIALS		26,101,234

REAL ESTATE - 9.8%
Equity Real Estate Investment Trusts (REITs) - 9.2%
Acadia Realty Trust (SBI)	10,807	268,230
Agree Realty Corp.	4,403	334,320
Alexander & Baldwin, Inc.	8,756	191,406
Alexanders, Inc.	475	153,273
American Assets Trust, Inc.	4,831	220,100
American Campus Communities, Inc.	17,335	795,156
American Finance Trust, Inc.	6,867	89,065
American Homes 4 Rent Class A	32,488	887,897
Americold Realty Trust	7,488	258,111
Apartment Investment & Management Co. Class A	19,099	1,006,708
Apple Hospitality (REIT), Inc.	27,038	406,111
Armada Hoffler Properties, Inc.	7,039	129,095
Ashford Hospitality Trust, Inc.	10,286	25,304
Bluerock Residential Growth (REIT), Inc.	3,408	39,328
Braemar Hotels & Resorts, Inc.	3,682	29,382
Brandywine Realty Trust (SBI)	22,766	355,605
Brixmor Property Group, Inc.	37,667	751,833
CareTrust (REIT), Inc.	10,782	239,145
CatchMark Timber Trust, Inc.	5,858	60,103
CBL & Associates Properties, Inc.	21,804	18,315
Cedar Realty Trust, Inc.	11,196	29,110
Chatham Lodging Trust	5,767	94,290
City Office REIT, Inc.	5,042	68,168
Colony Capital, Inc.	62,100	290,007
Columbia Property Trust, Inc.	14,919	314,791
Community Healthcare Trust, Inc.	2,384	112,453
CoreCivic, Inc.	14,926	238,070
CorEnergy Infrastructure Trust, Inc.	1,533	69,905
CorePoint Lodging, Inc.	4,737	43,344
CoreSite Realty Corp.	4,735	556,126
Corporate Office Properties Trust (SBI)	13,745	409,189
Cousins Properties, Inc.	13,260	542,732
CubeSmart	23,534	745,322
CyrusOne, Inc.	13,367	813,382
DiamondRock Hospitality Co.	26,678	257,976
Douglas Emmett, Inc.	20,317	843,156
Easterly Government Properties, Inc.	7,958	192,663
EastGroup Properties, Inc.	4,640	631,365
Empire State Realty Trust, Inc.	17,683	239,781
EPR Properties	9,467	675,660
Equity Commonwealth	15,350	503,327
Essential Properties Realty Trust, Inc.	5,058	139,651
Farmland Partners, Inc.	4,181	27,093
First Industrial Realty Trust, Inc.	15,997	683,072
Four Corners Property Trust, Inc.	8,829	267,430
Franklin Street Properties Corp.	13,875	105,450
Front Yard Residential Corp. Class B	6,212	66,655
Gaming & Leisure Properties	25,338	1,197,347
Getty Realty Corp.	4,272	134,653
Gladstone Commercial Corp.	3,642	77,647
Gladstone Land Corp.	1,897	25,097
Global Medical REIT, Inc.	4,251	62,065
Global Net Lease, Inc.	10,121	209,808
Government Properties Income Trust	6,049	205,847
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,836	267,129
Healthcare Realty Trust, Inc.	16,326	588,716
Healthcare Trust of America, Inc.	26,288	842,005
Hersha Hospitality Trust	4,247	55,084
Highwoods Properties, Inc. (SBI)	13,036	653,234
Hospitality Properties Trust (SBI)	20,722	447,181
Hudson Pacific Properties, Inc.	19,844	721,131
Independence Realty Trust, Inc.	11,207	164,407
Industrial Logistics Properties Trust	8,160	186,782
Investors Real Estate Trust	1,537	113,277
Invitation Homes, Inc.	42,014	1,322,181
iStar Financial, Inc.	8,688	126,497
JBG SMITH Properties	13,746	557,400
Jernigan Capital, Inc.	2,362	47,216
Kilroy Realty Corp.	13,327	1,100,410
Kimco Realty Corp.	53,233	1,014,089
Kite Realty Group Trust	10,848	186,586
Lamar Advertising Co. Class A	10,731	995,944
Lexington Corporate Properties Trust	26,806	296,742
Liberty Property Trust (SBI)	18,629	1,167,107
Life Storage, Inc.	5,895	667,196
LTC Properties, Inc.	5,045	232,877
Mack-Cali Realty Corp.	11,519	252,957
Medical Properties Trust, Inc.	53,373	1,182,212
Monmouth Real Estate Investment Corp. Class A	12,076	176,672
National Health Investors, Inc.	5,406	456,158
National Retail Properties, Inc.	20,115	1,126,440
National Storage Affiliates Trust	7,095	242,294
New Senior Investment Group, Inc.	10,447	79,606
NexPoint Residential Trust, Inc.	2,786	135,957
Omega Healthcare Investors, Inc.	25,580	1,073,081
Outfront Media, Inc.	17,656	525,089
Paramount Group, Inc.	25,550	359,233
Park Hotels & Resorts, Inc.	25,507	559,624
Pebblebrook Hotel Trust	16,311	386,897
Pennsylvania Real Estate Investment Trust (SBI) (b)	8,201	32,312
Physicians Realty Trust	23,169	448,320
Piedmont Office Realty Trust, Inc. Class A	16,406	380,455
Potlatch Corp.	8,516	366,188
Preferred Apartment Communities, Inc. Class A	5,323	62,705
PS Business Parks, Inc.	2,522	422,586
QTS Realty Trust, Inc. Class A	6,842	389,173
Ramco-Gershenson Properties Trust (SBI)	10,379	144,787
Rayonier, Inc.	16,220	492,764
Retail Opportunity Investments Corp.	14,367	238,061
Retail Properties America, Inc.	27,443	333,432
Retail Value, Inc.	1,853	60,908
Rexford Industrial Realty, Inc.	11,822	569,702
RLJ Lodging Trust	22,098	343,845
Ryman Hospitality Properties, Inc.	6,833	581,010
Sabra Health Care REIT, Inc.	23,004	494,586
Saul Centers, Inc.	1,453	71,749
Senior Housing Properties Trust (SBI)	29,669	229,045
Seritage Growth Properties	3,465	127,235
SITE Centers Corp.	18,615	236,597
SL Green Realty Corp.	10,613	976,821
Spirit Realty Capital, Inc.	11,948	630,615
Stag Industrial, Inc.	17,407	561,202
Store Capital Corp.	24,291	953,422
Summit Hotel Properties, Inc.	13,170	146,055
Sunstone Hotel Investors, Inc.	29,045	368,291
Tanger Factory Outlet Centers, Inc. (b)	11,693	171,069
Taubman Centers, Inc.	7,588	200,475
Terreno Realty Corp.	7,625	436,608
The GEO Group, Inc.	15,175	239,765
The Macerich Co.	13,484	300,828
UMH Properties, Inc.	4,344	68,635
Uniti Group, Inc.	22,294	141,121
Universal Health Realty Income Trust (SBI)	1,626	200,567
Urban Edge Properties	14,421	265,202
Urstadt Biddle Properties, Inc. Class A	3,836	86,962
VEREIT, Inc.	123,374	1,204,130
VICI Properties, Inc.	45,420	1,217,256
Washington Prime Group, Inc. (b)	23,038	69,344
Washington REIT (SBI)	10,203	310,579
Weingarten Realty Investors (SBI)	15,048	437,897
Whitestone REIT Class B	4,981	65,251
Xenia Hotels & Resorts, Inc.	14,288	267,043
		50,785,128
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)(b)	1,305	24,273
eXp World Holdings, Inc. (a)(b)	4,660	51,446
Howard Hughes Corp. (a)	4,924	599,152
Jones Lang LaSalle, Inc.	5,744	975,446
Kennedy-Wilson Holdings, Inc.	15,671	337,867
Marcus & Millichap, Inc. (a)(b)	2,740	96,996
Newmark Group, Inc.	19,021	223,877
RE/MAX Holdings, Inc.	2,236	85,594
Realogy Holdings Corp. (b)	14,749	156,192
Redfin Corp. (a)(b)	8,609	209,457
Tejon Ranch Co. (a)	2,715	43,712
The RMR Group, Inc.	834	38,422
The St. Joe Co. (a)(b)	7,667	161,084
		3,003,518

TOTAL REAL ESTATE		53,788,646

UTILITIES - 2.7%
Electric Utilities - 1.0%
Allete, Inc.	6,495	542,203
Avangrid, Inc. (b)	6,968	371,116
El Paso Electric Co.	5,062	344,672
Hawaiian Electric Industries, Inc.	13,661	668,160
IDACORP, Inc.	6,348	712,182
MGE Energy, Inc.	4,381	350,173
OGE Energy Corp.	25,083	1,150,056
Otter Tail Corp.	5,013	268,496
PNM Resources, Inc.	10,079	546,584
Portland General Electric Co.	11,227	690,461
Spark Energy, Inc. Class A, (b)	1,621	15,383
		5,659,486
Gas Utilities - 0.6%
Chesapeake Utilities Corp.	2,050	197,231
National Fuel Gas Co.	10,713	462,694
New Jersey Resources Corp.	11,809	487,948
Northwest Natural Holding Co.	3,666	269,011
ONE Gas, Inc.	6,630	626,535
South Jersey Industries, Inc.	11,743	361,684
Southwest Gas Holdings, Inc.	6,712	506,823
Spire, Inc.	6,426	541,840
		3,453,766
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	2,721	56,297
Class C	11,426	241,888
Ormat Technologies, Inc. (b)	6,406	507,740
Pattern Energy Group, Inc.	11,426	307,474
Terraform Power, Inc.	10,251	185,441
		1,298,840
Multi-Utilities - 0.4%
Avista Corp.	8,318	422,970
Black Hills Corp.	6,795	564,189
MDU Resources Group, Inc.	24,727	732,166
NorthWestern Energy Corp.	6,317	486,219
Unitil Corp.	1,997	123,195
		2,328,739
Water Utilities - 0.4%
American States Water Co.	4,605	407,819
Aqua America, Inc.	22,418	1,164,391
AquaVenture Holdings Ltd. (a)	1,652	44,604
California Water Service Group	6,070	319,039
Middlesex Water Co.	2,155	140,635
SJW Corp.	2,835	207,947
		2,284,435

TOTAL UTILITIES		15,025,266

TOTAL COMMON STOCKS
(Cost $524,496,210)		551,051,175

Money Market Funds - 6.2%
Fidelity Cash Central Fund 1.58% (e)	3,395,380	3,396,059
Fidelity Securities Lending Cash Central Fund 1.59% (e)(f)	30,947,312	30,950,406
TOTAL MONEY MARKET FUNDS
(Cost $34,346,465)		34,346,465
TOTAL INVESTMENT IN SECURITIES - 105.8%
(Cost $558,842,675)		585,397,640
NET OTHER ASSETS (LIABILITIES) - (5.8)%(g)		(31,952,843)
NET ASSETS - 100%		$553,444,797

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	16	March 2020	$1,291,760	$(2,778)	$(2,778)
CME E-mini S&P MidCap 400 Index Contracts (United States)	7	March 2020	1,404,900	(4,630)	(4,630)
TOTAL FUTURES CONTRACTS					$(7,408)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $112,173 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $22,201 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,574
Fidelity Securities Lending Cash Central Fund	74,769
Total	$85,343

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events.The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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